UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2016

SSGA Master Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Master Trust

Quarterly Report

September 30, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
COMMODITIES — 20.2%
PowerShares DB Commodity Index Tracking Fund (a) (b)	921,940	$13,838,319
PowerShares DB Gold Fund (a) (b)	78,237	3,332,114
PowerShares DB Oil Fund (a) (b)	506	4,488

		17,174,921

INFLATION LINKED — 26.0%
SPDR Barclays TIPS ETF (c)	293,551	17,069,991
SPDR Citi International Government Inflation-Protected Bond ETF (c)	89,998	5,124,486

		22,194,477

INTERNATIONAL EQUITY — 6.4%
SPDR S&P Global Infrastructure ETF (c)	114,415	5,489,403

NATURAL RESOURCES — 24.4%
PowerShares Global Agriculture Portfolio (b)	70,378	1,651,068
SPDR S&P Global Natural Resources ETF (c)	304,722	11,920,725
SPDR S&P International Energy Sector ETF (c)	96,260	1,690,325
SPDR S&P Metals & Mining ETF (c)	47,665	1,264,076
The Energy Select Sector SPDR Fund (c)	59,954	4,233,352

		20,759,546

REAL ESTATE — 22.6%
SPDR Dow Jones International Real Estate ETF (c)	200,900	8,379,539
SPDR Dow Jones REIT ETF (c)	111,460	10,852,860

		19,232,399

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $94,091,173)		84,850,746

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $388,758)	388,758	388,758

TOTAL INVESTMENTS — 100.0% (Cost $94,479,931)		85,239,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(14,070)

NET ASSETS — 100.0%		$85,225,434

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnerships
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	Amount shown represents less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$17,174,921	$—	$—	$17,174,921
Inflation Linked	22,194,477	—	—	22,194,477
International Equity	5,489,403	—	—	5,489,403
Natural Resources	20,759,546	—	—	20,759,546
Real Estate	19,232,399	—	—	19,232,399
Short-Term Investment	388,758	—	—	388,758

TOTAL INVESTMENTS	$85,239,504	$—	$—	$85,239,504

See accompanying Notes to Schedules of Investments.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays TIPS ETF	307,088	$17,857,167	15,846	29,383	293,551	$17,069,991	$198,986	$(54,357)
SPDR Citi International Government Inflation-Protected Bond ETF	103,106	5,661,551	5,308	18,416	89,998	5,124,486	—	(105,686)
SPDR Dow Jones International Real Estate ETF	187,281	7,764,670	18,694	5,075	200,900	8,379,539	72,165	(3,848)
SPDR Dow Jones REIT ETF	121,440	12,074,780	8,635	18,615	111,460	10,852,860	85,653	77,722
SPDR S&P Global Infrastructure ETF	—	—	114,415	—	114,415	5,489,403	—	—
SPDR S&P Global Natural Resources ETF	339,282	12,590,755	14,003	48,563	304,722	11,920,725	—	(592,063)
SPDR S&P International Energy Sector ETF	96,628	1,697,744	4,365	4,733	96,260	1,690,325	13,085	(59,527)
SPDR S&P Metals & Mining ETF	19,438	473,704	32,487	4,260	47,665	1,264,076	3,501	(12,558)
State Street Institutional Liquid Reserves Fund, Premier Class	2,073,242	2,073,242	480,114	2,164,598	388,758	388,758	1,744	—
The Energy Select Sector SPDR Fund	59,348	4,049,909	3,216	2,610	59,954	4,233,352	24,612	(47,683)

TOTAL		$64,243,522				$66,413,515	$399,746	$(798,000)

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.7%
DOMESTIC EQUITY — 24.7%
SPDR S&P Dividend ETF (a)	171,221	$14,444,204
SPDR Wells Fargo Preferred Stock ETF (a)	114,368	5,201,456
The Consumer Staples Select Sector SPDR Fund (a)	38,008	2,022,406
The Industrial Select Sector SPDR Fund (a)	36,542	2,133,322
The Technology Select Sector SPDR Fund (a)	43,573	2,081,918

		25,883,306

DOMESTIC FIXED INCOME — 42.2%
SPDR Barclays Convertible Securities ETF (a)	116,677	5,409,146
SPDR Barclays Emerging Markets Local Bond ETF (a)	37,886	1,073,310
SPDR Barclays High Yield Bond ETF (a)	346,542	12,725,022
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	209,799	7,324,083
SPDR Barclays Long Term Corporate Bond ETF (a)	242,312	10,392,762
SPDR Barclays Long Term Treasury ETF (a)	93,397	7,383,967

		44,308,290

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (a)	90,334	5,252,922

INTERNATIONAL EQUITY — 11.0%
SPDR MSCI Emerging Markets Quality Mix ETF (a)	77,935	4,235,814
SPDR S&P Global Infrastructure ETF (a)	65,612	3,147,932
SPDR S&P International Dividend ETF (a)	55,087	2,026,651
WisdomTree Europe Hedged Equity Fund	39,121	2,102,363

		11,512,760

REAL ESTATE — 14.8%
SPDR Dow Jones International Real Estate ETF (a)	145,683	6,076,438
SPDR Dow Jones REIT ETF (a)	96,915	9,436,614

		15,513,052

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,659,932)		102,470,330

SHORT-TERM INVESTMENT — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $2,448,381)	2,448,381	2,448,381

TOTAL INVESTMENTS — 100.0% (Cost $101,108,313)		104,918,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(16,283)

NET ASSETS — 100.0%		$104,902,428

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$25,883,306	$—	$—	$25,883,306
Domestic Fixed Income	44,308,290	—	—	44,308,290
Inflation Linked	5,252,922	—	—	5,252,922
International Equity	11,512,760	—	—	11,512,760
Real Estate	15,513,052	—	—	15,513,052
Short-Term Investment	2,448,381	—	—	2,448,381

TOTAL INVESTMENTS	$104,918,711	$—	$—	$104,918,711

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays Convertible Securities ETF	118,404	$5,190,831	1,729	3,456	116,677	$5,409,146	$55,652	$22,965
SPDR Barclays Emerging Markets Local Bond ETF	—	—	39,008	1,122	37,886	1,073,310	—	(393)
SPDR Barclays High Yield Bond ETF	351,674	12,554,762	5,134	10,266	346,542	12,725,022	196,515	36,790
SPDR Barclays Intermediate Term Corporate Bond ETF	208,399	7,271,041	40,523	39,123	209,799	7,324,083	53,216	2,257
SPDR Barclays Long Term Corporate Bond ETF	253,475	10,699,180	3,590	14,753	242,312	10,392,762	106,919	42,749
SPDR Barclays Long Term Treasury ETF	122,621	9,787,608	1,562	30,786	93,397	7,383,967	50,473	205,237
SPDR Barclays TIPS ETF	88,421	5,141,681	4,589	2,676	90,334	5,252,922	60,602	8,245
SPDR Dow Jones International Real Estate ETF	147,841	6,129,488	2,158	4,316	145,683	6,076,438	52,331	26,192
SPDR Dow Jones REIT ETF	98,971	9,840,687	1,445	3,501	96,915	9,436,614	74,476	66,262
SPDR MSCI Emerging Markets Quality Mix ETF	21,370	1,065,722	57,705	1,140	77,935	4,235,814	—	5,573
SPDR S&P Dividend ETF	137,751	11,560,064	38,542	5,072	171,221	14,444,203	84,322	109,926
SPDR S&P Global Infrastructure ETF	66,584	3,108,141	972	1,944	65,612	3,147,932	—	14,010
SPDR S&P International Dividend ETF	61,571	2,167,299	816	7,300	55,087	2,026,651	22,897	(51,126)
SPDR STOXX Europe 50 ETF	112,268	3,352,322	—	112,268	—	—	—	(507,906)
SPDR Wells Fargo Preferred Stock ETF	108,700	5,002,374	9,056	3,388	114,368	5,201,456	71,106	6,350
State Street Institutional Liquid Reserves Fund, Premier Class	4,781,480	4,781,480	1,970,804	4,303,903	2,448,381	2,448,381	3,609	—
The Consumer Discretionary Select Sector SPDR Fund	13,128	1,024,640	—	13,128	—	—	—	81,735
The Consumer Staples Select Sector SPDR Fund	38,571	2,127,191	563	1,126	38,008	2,022,406	12,472	5,780
The Industrial Select Sector SPDR Fund	37,083	2,075,165	541	1,082	36,542	2,133,322	11,384	2,859
The Technology Select Sector SPDR Fund	—	—	44,863	1,290	43,573	2,081,918	8,522	(268)

TOTAL		$102,879,676				$102,816,347	$864,496	$77,237

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.2%
COMMODITIES — 9.9%
PowerShares DB Gold Fund (a) (b)	448,510	$19,102,041

DOMESTIC EQUITY — 25.9%
SPDR S&P 500 ETF Trust (c)	80,078	17,320,871
SPDR S&P 500 Growth ETF (c)	92,152	9,697,155
SPDR S&P Dividend ETF (c)	91,314	7,703,249
SPDR S&P Emerging Markets ETF (c)	63,902	3,871,183
The Consumer Staples Select Sector SPDR Fund (c)	71,832	3,822,181
The Industrial Select Sector SPDR Fund (c)	66,512	3,882,971
The Technology Select Sector SPDR Fund (c)	82,070	3,921,305

		50,218,915

DOMESTIC FIXED INCOME — 24.1%
SPDR Barclays Aggregate Bond ETF (c)	163,314	9,676,355
SPDR Barclays Emerging Markets Local Bond ETF (c)	68,514	1,941,002
SPDR Barclays High Yield Bond ETF (c)	424,689	15,594,580
SPDR Barclays Intermediate Term Corporate Bond ETF (c)	332,719	11,615,220
SPDR Barclays Intermediate Term Treasury ETF (c)	31,504	1,932,455
SPDR Barclays Long Term Treasury ETF (c)	74,066	5,855,658

		46,615,270

INFLATION LINKED — 5.0%
SPDR Barclays TIPS ETF (c)	167,575	9,744,486

INTERNATIONAL EQUITY — 14.5%
SPDR S&P International Small Cap ETF (c)	186,385	5,846,897
SPDR S&P World ex-US ETF (c)	841,246	22,267,782

		28,114,679

REAL ESTATE — 14.8%
SPDR Dow Jones International Real Estate ETF (c)	276,177	11,519,343
SPDR Dow Jones REIT ETF (c)	176,896	17,224,363

		28,743,706

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $176,963,587)		182,539,097

SHORT-TERM INVESTMENT — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $11,033,057)	11,033,057	11,033,057

TOTAL INVESTMENTS — 99.9% (Cost $187,996,644)		193,572,154
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		238,563

NET ASSETS — 100.0%		$193,810,717

(a)	Qualified Publicly Traded Partnerships
(b)	Non-income producing security.
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$19,102,041	$—	$—	$19,102,041
Domestic Equity	50,218,915	—	—	50,218,915
Domestic Fixed Income	46,615,270	—	—	46,615,270
Inflation Linked	9,744,486	—	—	9,744,486
International Equity	28,114,679	—	—	28,114,679
Real Estate	28,743,706	—	—	28,743,706
Short-Term Investment	11,033,057	—	—	11,033,057

TOTAL INVESTMENTS	$193,572,154	$—	$—	$193,572,154

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays Aggregate Bond ETF	222,017	$13,190,030	8,680	67,383	163,314	$9,676,355	$75,830	$45,498
SPDR Barclays Emerging Markets Local Bond ETF	—	—	69,666	1,152	68,514	1,941,002	—	(404)
SPDR Barclays High Yield Bond ETF	418,891	14,954,409	18,307	12,509	424,689	15,594,580	236,140	2,653
SPDR Barclays Intermediate Term Corporate Bond ETF	216,183	7,542,625	124,236	7,700	332,719	11,615,220	66,687	6,172
SPDR Barclays Intermediate Term Treasury ETF	30,530	1,882,174	1,676	702	31,504	1,932,455	5,548	519
SPDR Barclays Long Term Treasury ETF	121,549	9,702,041	4,341	51,824	74,066	5,855,658	48,734	307,478
SPDR Barclays TIPS ETF	161,908	9,414,950	9,039	3,372	167,575	9,744,486	109,860	7,552
SPDR Dow Jones International Real Estate ETF	259,646	10,764,923	27,492	10,961	276,177	11,519,343	97,551	26,268
SPDR Dow Jones REIT ETF	157,151	15,625,524	30,930	11,185	176,896	17,224,363	133,671	83,474
SPDR S&P 500 ETF Trust	35,139	7,362,675	47,280	2,341	80,078	17,320,871	85,204	42,224
SPDR S&P 500 Growth ETF	164,140	16,563,367	4,466	76,454	92,152	9,697,155	34,806	278,177
SPDR S&P Dividend ETF	—	—	92,846	1,532	91,314	7,703,249	44,220	412
SPDR S&P Emerging Markets ETF	—	—	64,452	550	63,902	3,871,183	—	(52)
SPDR S&P International Small Cap ETF	181,960	5,288,486	18,058	13,633	186,385	5,846,897	—	(20,973)
SPDR S&P World ex-US ETF	950,409	23,693,696	37,252	146,415	841,246	22,267,782	—	(351,276)
State Street Institutional Liquid Reserves Fund, Premier Class	20,031,452	20,031,452	2,343,146	11,341,541	11,033,057	11,033,057	17,439	—
The Consumer Discretionary Select Sector SPDR Fund	46,932	3,663,043	1,251	48,183	—	—	—	196,383
The Consumer Staples Select Sector SPDR Fund	69,248	3,819,027	5,225	2,641	71,832	3,822,181	23,178	6,795
The Industrial Select Sector SPDR Fund	65,280	3,653,069	3,218	1,986	66,512	3,882,971	20,375	3,333
The Technology Select Sector SPDR Fund	—	—	83,456	1,386	82,070	3,921,305	15,783	(288)

TOTAL		$167,151,491				$174,470,113	$1,015,026	$633,945

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS (a) — 91.1%
AEROSPACE & DEFENSE — 2.1%
CAMP International Holding Co. Senior Secured 1st Lien Term Loan, 4.75%, 8/11/2023	$6,000,000	$6,004,500
TransDigm, Inc.:
Senior Secured Term Loan C, 3.84%, 2/28/2020	2,971,702	2,978,092
Senior Secured Term Loan D, 3.84%, 6/4/2021	4,924,433	4,934,701
Senior Secured Term Loan E, 3.75%, 5/14/2022	1,879,863	1,884,562
WP CPP Holdings LLC Senior Secured Term Loan B3, 4.50%, 12/28/2019	2,792,155	2,743,292

		18,545,147

AIRLINES — 0.9%
Air Canada 2016 Senior Secured Term Loan B, 2.75%, 9/21/2023	2,821,705	2,831,581
American Airlines, Inc. Senior Secured Term Loan, 3.25%, 6/27/2020	1,975,000	1,981,676
US Airways Group, Inc. Senior Secured Term Loan B1, 3.50%, 5/23/2019	3,188,780	3,196,082

		8,009,339

AUTOMOBILES — 1.2%
Doosan Infracore International, Inc. Senior Secured Term Loan B, 4.50%, 5/28/2021	1,390,172	1,407,550
FCA US LLC:
Senior Secured Term Loan B, 3.25%, 12/31/2018	5,904,966	5,920,673
Senior Secured Term Loan B, 3.50%, 5/24/2017	2,037,421	2,043,798
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,106,533	1,111,374

		10,483,395

BIOTECHNOLOGY — 0.5%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.45%, 2/27/2021	3,959,391	4,001,459

BUILDING PRODUCTS — 1.6%
American Builders & Contractors Supply Co., Inc. Senior Secured Term Loan, 2.75%, 9/23/2023	8,443,894	8,479,780
Headwaters, Inc. Senior Secured Term Loan B, 4.00%, 3/24/2022	2,070,434	2,084,668
Stardust Finance Holdings, Inc. Senior Secured Senior Lien Term Loan, 6.50%, 3/13/2022	3,246,753	3,236,607

		13,801,055

CAPITAL MARKETS — 0.1%
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.25%, 7/9/2022	1,343,348	1,349,232

CHEMICALS — 2.1%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	6,786,836	6,812,286
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.75%, 2/1/2020	4,817,331	4,859,483
INEOS Styrolution Group GmbH Senior Secured Term Loan B, 3.75%, 9/14/2021	435,967	441,147
Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	3,988,480	4,003,975
Versum Materials, Inc. Senior Secured Term Loan, 2.75%, 9/20/2023	2,654,867	2,672,575

		18,789,466

COMMERCIAL SERVICES & SUPPLIES — 4.6%
ADS Waste Holdings, Inc. Senior Secured Term Loan B2, 3.75%, 10/9/2019	5,259,660	5,271,994
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	2,000,000	1,994,160
Senior Secured Term Loan B1, 5.00%, 5/24/2019	5,102,886	5,127,354
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,426,387	8,481,159
KAR Auction Services, Inc.:
Senior Secured Term Loan B2, 4.06%, 3/11/2021	2,786,555	2,809,781
Senior Secured Term Loan B3, 4.38%, 3/9/2023	1,926,028	1,954,322
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	5,508,472	5,453,387
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,545,964	1,544,997
Prime Security Services Borrower LLC Senior Secured Incremental Term Loan B1, 4.75%, 5/2/2022	7,456,721	7,540,013

		40,177,167

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope, Inc. Senior Secured Term Loan B5, 3.75%, 12/29/2022	1,391,492	1,407,146

COMPUTERS & PERIPHERALS — 0.5%
TierPoint LLC Senior Secured 1st Lien Term Loan B, 5.25%, 11/10/2021	3,400,058	3,387,308
Western Digital Corp. Senior Secured Term Loan B1, 4.50%, 4/29/2023	798,000	807,397

		4,194,705

CONTAINERS & PACKAGING — 2.6%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2019	1,984,463	1,996,241
Berry Plastics Holding Corp.:
Senior Secured Term Loan D, 3.50%, 2/8/2020	2,897,419	2,904,213

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Senior Secured Term Loan G, 3.50%, 1/6/2021	$4,105,503	$4,113,714
Hilex Poly Co. LLC Senior Secured Term Loan B, 6.00%, 12/5/2021	2,782,847	2,808,950
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	8,861,164	8,901,305
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,208,075	2,213,595

		22,938,018

DISTRIBUTORS — 1.1%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	6,313,108	6,250,766
HD Supply, Inc. Senior Secured Incremental Term Loan B, 2.75%, 9/14/2023	3,684,211	3,695,724

		9,946,490

DIVERSIFIED CONSUMER SERVICES — 1.7%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,787,879	2,798,347
ServiceMaster Co. Senior Secured Term Loan B, 4.25%, 7/1/2021	11,502,828	11,633,271

		14,431,618

DIVERSIFIED FINANCIAL SERVICES — 1.4%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,764,356	1,769,870
Faenza Acquisition GmbH:
Senior Secured Term Loan B1, 4.25%, 8/30/2020	1,324,399	1,333,504
Senior Secured Term Loan B3, 4.25%, 8/30/2020	404,798	407,581
Tech Finance & Co. S.C.A Senior Secured Term Loan B, 5.00%, 7/11/2020	6,916,379	6,946,672
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,602,671	1,619,203

		12,076,830

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Consolidated Communications, Inc. Senior Secured Term Loan B, 3.00%, 9/30/2023	1,410,788	1,421,814
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 7.50%, 2/14/2019	4,279,164	4,295,575
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	14,500,000	14,600,992
NeuStar, Inc. Senior Secured Term Loan A, 3.25%, 1/22/2019	305,308	305,499
Telenet Financing USD LLC Senior Secured Term Loan AD, 4.36%, 6/30/2024	1,351,351	1,364,784
Telesat LLC Senior Secured Term Loan B2, 3.50%, 3/28/2019	3,958,974	3,976,513

Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	3,550,101	3,570,673
Windstream Corp. Senior Secured Repriced Term Loan B6, 4.75%, 3/16/2021	13,851,189	13,920,445

		43,456,295

ELECTRIC UTILITIES — 0.4%
Astoria Energy LLC Senior Secured Term Loan B, 5.00%, 12/24/2021	669,690	659,644
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,860,000	2,856,425

		3,516,069

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 5/31/2021	7,117,086	7,170,465
Zebra Technologies Corp. Senior Secured Term Loan B, 4.09%, 10/27/2021	2,841,039	2,879,933

		10,050,398

FOOD & STAPLES RETAILING — 2.9%
Albertsons LLC:
Senior Secured Term Loan B4, 4.50%, 8/25/2021	6,922,806	6,984,557
Senior Secured Term Loan B6, 4.75%, 6/22/2023	2,775,326	2,806,396
Chobani LLC Senior Secured 1st Lien Term Loan, 1.00%, 9/30/2023	5,458,221	5,471,867
Supervalu, Inc. Senior Secured Refi Term Loan B, 5.50%, 3/21/2019	2,195,807	2,202,789
US Foods, Inc. Senior Secured Refi Term Loan B, 4.00%, 6/27/2023	7,847,735	7,921,307

		25,386,916

FOOD PRODUCTS — 1.4%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.50%, 6/2/2023	3,123,790	3,153,857
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	3,570,000	3,600,488
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 11/1/2018	4,631,982	4,651,853
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	721,805	727,896

		12,134,094

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Convatec, Inc. Senior Secured Term Loan, 4.25%, 6/15/2020	2,960,307	2,979,430

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	3,469,887	3,444,956

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.25%, 8/30/2020	$146,799	$147,808
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	3,159,924	3,193,988
Community Health Systems, Inc.:
Senior Secured Term Loan F, 4.08%, 12/31/2018	2,032,192	2,023,942
Senior Secured Term Loan G, 3.75%, 12/31/2019	5,168,780	5,081,557
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	5,572,876	5,605,728
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	532,904	521,415
HCA, Inc. Senior Secured Term Loan B7, 3.59%, 2/15/2024	1,337,524	1,352,109
inVentiv Health, Inc. Senior Secured Term Loan B, 3.75%, 9/28/2023	4,621,359	4,640,607
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	4,460,477	4,522,500
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	2,691,987	2,699,134
NVA Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 8/14/2021	1,505,845	1,508,353
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	3,894,496	3,748,453

		38,490,550

HEALTH CARE TECHNOLOGY — 1.3%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	4,682,101	4,635,280
IMS Health, Inc. Senior Secured Term Loan, 3.50%, 3/17/2021	6,368,689	6,398,813

		11,034,093

HOTELS, RESTAURANTS & LEISURE — 7.1%
Aristocrat International Pty, Ltd. Senior Secured Term Loan B, 3.50%, 10/20/2021	1,639,344	1,647,689
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.85%, 9/15/2023	2,500,000	2,522,500
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	5,944,430	5,994,571
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,769,980	8,671,361
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 7.75%, 7/31/2022	5,070,000	5,096,618
Senior Secured Term Loan B3, 4.75%, 7/30/2021	7,018,093	7,039,042
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	7,447,289	7,456,635

Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	13,774,079	13,818,087
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.00%, 9/2/2021	9,699,504	9,754,064

		62,000,567

HOUSEHOLD DURABLES — 1.0%
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	5,109,704	5,136,861
Spin Holdco, Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	3,822,613	3,811,623

		8,948,484

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. Senior Secured Term Loan B, 3.25%, 6/30/2022	1,578,693	1,584,613
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	883,978	893,923

		2,478,536

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.34%, 1/31/2022	1,954,680	1,947,350

INSURANCE — 3.0%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.75%, 8/12/2022	2,338,816	2,342,324
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	8,940,341	8,956,388
National Financial Partners Corp. Senior Secured Term Loan B, 4.50%, 7/1/2020	7,525,966	7,553,399
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.75%, 3/1/2021	997,500	1,007,166
Senior Secured 1st Lien Term Loan, 5.25%, 3/1/2021	3,961,897	3,941,275
Senior Secured 2nd Lien Term Loan, 6.75%, 2/28/2022	2,000,000	1,983,750

		25,784,302

INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.00%, 8/19/2023	2,573,894	2,591,590

INTERNET SOFTWARE & SERVICES — 2.5%
Abacus Innovations Corp. Senior Secured Term Loan B, 3.27%, 8/16/2023	2,487,047	2,504,406
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,342,384	1,351,707
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/27/2021	3,110,227	3,093,712

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Landslide Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.50%, 2/27/2020	$4,635,762	$4,673,427
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	4,423,907	4,448,328
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	5,929,558	5,944,382

		22,015,962

IT SERVICES — 2.3%
First Data Corp.:
Senior Secured Extended Term Loan, 4.53%, 3/24/2021	8,212,343	8,282,476
Senior Secured Term Loan, 4.28%, 7/8/2022	8,666,284	8,726,471
Global Payments, Inc. Senior Secured Term Loan B, 4.02%, 4/22/2023	1,536,805	1,554,862
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,261,519	1,271,775

		19,835,584

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Albany Molecular Research, Inc. Senior Secured Term Loan B, 5.75%, 7/16/2021	2,992,443	3,011,146
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	7,034,822	7,068,765

		10,079,911

MACHINERY — 0.3%
Allison Transmission, Inc. Senior Secured Term Loan B3, 3.25%, 8/23/2019	2,204,295	2,223,836

MEDIA — 6.4%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	5,298,593	5,061,481
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,667,992	1,680,844
CSC Holdings LLC Senior Secured Term Loan B, 5.00%, 10/9/2022	8,745,185	8,781,258
Gray Television, Inc. Senior Secured Term Loan B, 3.94%, 6/13/2021	1,000,000	1,007,655
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	1,140,000	1,149,120
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.00%, 9/26/2023	457,191	459,953
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.25%, 9/21/2023	5,130,702	5,161,691
Nielsen Finance LLC Senior Secured Term Loan B3, 2.50%, 9/23/2023	4,601,781	4,628,034
Numericable Group SA Senior Secured Term Loan B5, 4.56%, 7/31/2022	1,768,455	1,784,203
Numericable U.S. LLC Senior Secured Term Loan B7, 5.00%, 1/15/2024	3,141,298	3,178,994
Penton Media, Inc. Senior Secured Term Loan, 4.75%, 10/3/2019	1,326,908	1,329,814

Sinclair Television Group, Inc. Senior Secured Term Loan B1, 3.50%, 7/30/2021	744,347	749,468
Univision Communications, Inc.:
Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,954,563	1,960,270
Senior Secured Term Loan C4, 4.00%, 3/1/2020	2,903,082	2,911,936
UPC Financing Partnership Senior Secured Term Loan AN, 4.08%, 8/31/2024	6,000,000	6,030,510
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.50%, 8/18/2023	7,044,025	7,024,584
WMG Acquisition Corp. Senior Secured Term Loan, 3.75%, 7/1/2020	1,528,240	1,530,693
Ziggo B.V.:
Senior Secured Term Loan B1, 3.65%, 1/15/2022	739,574	740,103
Senior Secured Term Loan B2A, 3.65%, 1/15/2022	438,298	438,611
Senior Secured Term Loan B3, 3.70%, 1/15/2022	136,191	136,289

		55,745,511

MULTILINE RETAIL — 0.5%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 4.25%, 8/13/2021	1,000,000	1,008,960
Dollar Tree, Inc. Senior Secured Term Loan B3, 3.06%, 7/6/2022	746,060	752,473
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	2,407,840	2,222,737

		3,984,170

PERSONAL PRODUCTS — 0.5%
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.25%, 9/7/2023	3,975,155	3,988,015

PHARMACEUTICALS — 3.3%
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.50%, 11/1/2019	2,228,687	2,237,602
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2021	2,985,000	3,005,208
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	3,532,497	3,166,495
Horizon Pharma, Inc. Senior Secured Term Loan B, 4.50%, 5/7/2021	663,308	659,992
Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 5.50%, 4/1/2022	11,303,818	11,352,085
Valeant Pharmaceuticals International, Inc. Senior Secured Series E Term Loan B, 5.25%, 8/5/2020	8,253,262	8,279,672

		28,701,054

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	$6,335,259	$6,268,613
GFL Environmental, Inc. Senior Secured Term Loan B, 2.75%, 9/23/2023	1,116,279	1,118,841
Information Resources, Inc. Senior Secured Term Loan B, 4.75%, 9/30/2020	1,994,885	2,004,869
TransUnion LLC Senior Secured Term Loan B2, 3.59%, 4/9/2021	6,443,600	6,473,595

		15,865,918

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 5.00%, 10/24/2022	1,989,924	2,002,859

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,185,149	1,199,228
Realogy Corp. Senior Secured Term Loan B, 3.75%, 7/20/2022	2,315,087	2,345,831

		3,545,059

ROAD & RAIL — 1.0%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	8,580,645	8,668,254

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.52%, 2/1/2023	11,585,765	11,736,206
Cavium, Inc. Senior Secured Term Loan B, 3.75%, 8/16/2022	861,244	872,010
Cypress Semiconductor Corp. Senior Secured Term Loan B, 6.50%, 7/5/2021	872,727	885,273
M/A-COM Technology Solutions Holdings, Inc. Senior Secured Term Loan, 3.75%, 5/7/2021	1,796,407	1,816,626
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	3,438,088	3,475,958
NXP B.V. Senior Secured Term Loan B, 3.41%, 12/7/2020	3,567,454	3,587,752
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 5.25%, 3/31/2023	13,632,702	13,714,294

		36,088,119

SOFTWARE — 10.3%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 1/25/2021	1,558,213	1,563,861
Aspect Software, Inc. Senior Secured Exit Term Loan, 10.50%, 5/25/2020	7,267,065	7,127,756
Aspen Merger Sub, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 9/21/2023	845,921	853,323
Avast Software B.V. Senior Secured Term Loan B, 4.50%, 7/19/2022	2,721,088	2,740,653

BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	13,739,488	13,282,238
CCC Information Services, Inc. Senior Secured Term Loan, 4.00%, 12/20/2019	4,881,697	4,886,262
Compuware Corp. Senior Secured Term Loan B2, 6.25%, 12/15/2021	6,417,179	6,405,147
DTI Holdco, Inc. Senior Secured Term Loan B, 5.25%, 9/21/2023	3,675,676	3,649,633
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,653,922	5,585,028
Hyland Software, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,985,531	2,000,829
Infor (US), Inc. Senior Secured Term Loan B5, 3.75%, 6/3/2020	5,925,391	5,900,208
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	2,338,563	2,281,070
Kronos, Inc.:
Senior Secured 2nd Lien Term Loan, 9.75%, 4/30/2020	6,094,695	6,214,029
Senior Secured Initial Incremental Term Loan, 4.50%, 10/30/2019	4,948,085	4,970,599
MA FinanceCo. LLC Senior Secured Term Loan B, 4.50%, 11/20/2021	6,917,210	6,954,701
Mediware Information Systems, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/28/2023	628,931	634,041
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/13/2020	2,750,562	2,754,578
Press Ganey Holdings, Inc. Senior Secured Term Loan, 4.00%, 9/20/2023	2,310,231	2,316,007
SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/3/2023	1,645,361	1,663,460
Solera Holdings, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	480,711	486,369
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,459,540	3,466,027
VF Holding Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/30/2023	3,738,318	3,758,467

		89,494,286

SPECIALTY RETAIL — 2.9%
Men’s Wearhouse, Inc. Senior Secured Term Loan B, 4.50%, 6/18/2021	1,886,688	1,872,840
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.75%, 1/27/2023	4,914,474	4,940,594
Petco Animal Supplies, Inc. Senior Secured Term Loan B2, 5.00%, 1/26/2023	6,468,483	6,545,782
PetSmart, Inc. Senior Secured Term Loan B1, 4.25%, 3/11/2022	11,562,776	11,599,430

		24,958,646

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Dell Software Group Senior Secured Term Loan B, 5.50%, 9/23/2022	$3,516,908	$3,494,048
Dell, Inc. Senior Secured Term Loan B, 4.00%, 9/7/2023	10,948,546	11,026,280
Diebold, Inc. Senior Secured Term Loan, 5.25%, 11/6/2023	1,037,921	1,050,683
Engility Corp. Senior Secured Term Loan B2, 5.75%, 8/12/2023	2,986,425	3,020,023

		18,591,034

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.50%, 10/1/2022	1,760,099	1,766,259
McJunkin Red Man Corp. Senior Secured Term Loan, 5.00%, 11/8/2019	1,523,664	1,491,287
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,434,124	1,438,161

		4,695,707

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.09%, 4/13/2020	4,953,925	4,970,966
SBA Senior Finance II LLC Senior Secured Term Loan B1, 3.34%, 3/24/2021	5,949,290	5,971,600
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	2,210,948	2,232,140

		13,174,706

TOTAL SENIOR FLOATING RATE LOANS (Cost $787,209,672)		794,608,372

CORPORATE BONDS & NOTES — 8.7%
AIRLINES — 0.3%
Air Canada 7.75%, 4/15/2021 (b)	2,000,000	2,162,400

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 6.38%, 10/15/2021	500,000	508,437

ENTERTAINMENT — 0.8%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,060,000
Scientific Games Corp. 8.13%, 9/15/2018	1,037,000	1,039,592
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	3,400,000	3,587,000

		6,686,592

FOOD — 0.1%
Dole Food Co., Inc. 7.25%, 5/1/2019 (b)	920,000	933,800

FOOD SERVICE — 0.0% (c)
Aramark Services, Inc. 5.75%, 3/15/2020	229,000	235,870

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	830,000	907,294

HEALTH CARE SERVICES — 1.7%
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	2,000,000	1,980,000
HCA, Inc. 5.25%, 4/15/2025	4,000,000	4,265,000
Tenet Healthcare Corp.:
4.35%, 6/15/2020	3,000,000	3,015,300
6.75%, 2/1/2020	2,000,000	1,977,500
6.75%, 6/15/2023	2,000,000	1,860,000
8.13%, 4/1/2022	2,000,000	2,000,000

		15,097,800

HOUSEHOLD PRODUCTS — 0.1%
Revlon Consumer Products Corp. 5.75%, 2/15/2021	470,000	479,400

LEISURE TIME — 0.5%
Sabre GLBL, Inc. 5.38%, 4/15/2023 (b)	3,950,000	4,068,500

MEDIA — 0.8%
Altice Financing SA 7.50%, 5/15/2026 (b)	490,000	510,237
Altice US Finance I Corp. 5.50%, 5/15/2026 (b)	610,000	628,300
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (b)	2,000,000	2,115,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	1,000,000	1,028,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (b)	360,000	388,800
SFR Group SA 6.00%, 5/15/2022 (b)	2,000,000	2,029,400

		6,700,537

MINING — 0.0% (c)
Kaiser Aluminum Corp. 5.88%, 5/15/2024	220,000	229,900

PACKAGING & CONTAINERS — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)	1,320,000	1,402,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.13%, 7/15/2021 (b)	2,000,000	2,035,000
5.13%, 7/15/2023 (b)	2,480,000	2,560,600
5.75%, 10/15/2020	1,000,000	1,031,300
7.00%, 7/15/2024 (b)	1,550,000	1,646,875

		8,676,275

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/2023 (b)	930,000	968,944

RETAIL — 0.3%
CEC Entertainment, Inc. 8.00%, 2/15/2022	440,000	438,350

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	$2,000,000	$2,085,000

		2,523,350

SOFTWARE — 1.0%
First Data Corp. 5.00%, 1/15/2024 (b)	4,000,000	4,055,200
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,065,000

		9,120,200

TELECOMMUNICATIONS — 1.8%
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	2,000,000	2,130,000
FairPoint Communications, Inc. 8.75%, 8/15/2019 (b)	5,170,000	5,273,400
Frontier Communications Corp. 10.50%, 9/15/2022	2,000,000	2,115,000
T-Mobile USA, Inc.:
6.50%, 1/15/2026	2,000,000	2,207,600
6.63%, 4/1/2023	2,000,000	2,142,600
6.73%, 4/28/2022	2,000,000	2,102,500

		15,971,100

TOTAL CORPORATE BONDS & NOTES (Cost $74,133,846)		75,270,399

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d)(e) (Cost $56,831,969)	56,831,969	$56,831,969

TOTAL INVESTMENTS — 106.3% (Cost $918,175,487)		926,710,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(54,660,222)

NET ASSETS — 100.0%		$872,050,518

(a)	The rate shown represents the rate at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADS American Depositary Shares

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$18,545,147	$—	$18,545,147
Airlines	—	8,009,339	—	8,009,339
Automobiles	—	10,483,395	—	10,483,395
Biotechnology	—	4,001,459	—	4,001,459
Building Products	—	13,801,055	—	13,801,055
Capital Markets	—	1,349,232	—	1,349,232
Chemicals	—	18,789,466	—	18,789,466
Commercial Services & Supplies	—	40,177,167	—	40,177,167
Communications Equipment	—	1,407,146	—	1,407,146
Computers & Peripherals	—	4,194,705	—	4,194,705
Containers & Packaging	—	22,938,018	—	22,938,018
Distributors	—	9,946,490	—	9,946,490
Diversified Consumer Services	—	14,431,618	—	14,431,618
Diversified Financial Services	—	12,076,830	—	12,076,830
Diversified Telecommunication Services	—	43,456,295	—	43,456,295
Electric Utilities	—	3,516,069	—	3,516,069
Electronic Equipment, Instruments & Components	—	10,050,398	—	10,050,398
Food & Staples Retailing	—	25,386,916	—	25,386,916
Food Products	—	12,134,094	—	12,134,094
Health Care Equipment & Supplies	—	2,979,430	—	2,979,430
Health Care Providers & Services	—	38,490,550	—	38,490,550

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Technology	$—	$11,034,093	$—	$11,034,093
Hotels, Restaurants & Leisure	—	62,000,567	—	62,000,567
Household Durables	—	8,948,484	—	8,948,484
Household Products	—	2,478,536	—	2,478,536
Independent Power Producers & Energy Traders	—	1,947,350	—	1,947,350
Insurance	—	25,784,302	—	25,784,302
Internet & Catalog Retail	—	2,591,590	—	2,591,590
Internet Software & Services	—	22,015,962	—	22,015,962
IT Services	—	19,835,584	—	19,835,584
Life Sciences Tools & Services	—	10,079,911	—	10,079,911
Machinery	—	2,223,836	—	2,223,836
Media	—	55,745,511	—	55,745,511
Multiline Retail	—	3,984,170	—	3,984,170
Personal Products	—	3,988,015	—	3,988,015
Pharmaceuticals	—	28,701,054	—	28,701,054
Professional Services	—	15,865,918	—	15,865,918
Real Estate Investment Trusts (REITs)	—	2,002,859	—	2,002,859
Real Estate Management & Development	—	3,545,059	—	3,545,059
Road & Rail	—	8,668,254	—	8,668,254
Semiconductors & Semiconductor Equipment	—	36,088,119	—	36,088,119
Software	—	89,494,286	—	89,494,286
Specialty Retail	—	24,958,646	—	24,958,646
Technology Hardware, Storage & Peripherals	—	18,591,034	—	18,591,034
Trading Companies & Distributors	—	4,695,707	—	4,695,707
Wireless Telecommunication Services	—	13,174,706	—	13,174,706
Corporate Bonds & Notes
Airlines	—	2,162,400	—	2,162,400
Diversified Financial Services	—	508,437	—	508,437
Entertainment	—	6,686,592	—	6,686,592
Food	—	933,800	—	933,800
Food Service	—	235,870	—	235,870
Health Care Products	—	907,294	—	907,294
Health Care Services	—	15,097,800	—	15,097,800
Household Products	—	479,400	—	479,400
Leisure Time	—	4,068,500	—	4,068,500
Media	—	6,700,537	—	6,700,537
Mining	—	229,900	—	229,900
Packaging & Containers	—	8,676,275	—	8,676,275
Real Estate Investment Trusts	—	968,944	—	968,944
Retail	—	2,523,350	—	2,523,350
Software	—	9,120,200	—	9,120,200
Telecommunications	—	15,971,100	—	15,971,100
Short-Term Investment	56,831,969	—	—	56,831,969

TOTAL INVESTMENTS	$56,831,969	$869,878,771	$—	$926,710,740

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	68,870,496	$68,870,496	110,659,073	122,697,600	56,831,969	$56,831,969	$101,390	$—

TOTAL		$68,870,496				$56,831,969	$101,390	$—

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 26.3%
ASSET-BACKED — OTHER — 1.7%
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A2, 0.92%, 2/15/2019 (a)	$200,000	$200,154

AUTOMOBILE — 7.5%
BMW Vehicle Lease Trust Series 2015-1, Class A2B, 0.85%, 2/21/2017 (a)	11,422	11,424
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	190,472	190,532
Hyundai Auto Receivables Trust Series 2013-B, Class A4, 1.01%, 2/15/2019	297,474	297,524
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	133,225	133,170
Santander Drive Auto Receivables Trust Series 2014-5, Class A3, 1.15%, 1/15/2019	76,123	76,138
Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.12%, 2/15/2019	200,000	200,159

		908,947

CREDIT CARD — 17.1%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	230,961
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 0.91%, 10/15/2021 (a)	400,000	401,285
Barclays Dryrock Issuance Trust Series 2014-2, Class A, 0.86%, 3/16/2020 (a)	100,000	100,108
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 0.89%, 6/15/2020 (a)	250,000	250,544
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/2019	200,000	203,066
Series 2013-A3, Class A3, 0.80%, 4/15/2020 (a)	150,000	150,188
Citibank Credit Card Issuance Trust:
Series 2013-A12, Class A12, 1.02%, 11/7/2018 (a)	200,000	200,038
Series 2013-A2, Class A2, 0.81%, 5/26/2020 (a)	220,000	220,279
Discover Card Execution Note Trust Series 2013-A6, Class A6, ABS, 0.97%, 4/15/2021 (a)	300,000	301,355

		2,057,824

TOTAL ASSET-BACKED SECURITIES (Cost $3,166,981)		3,166,925

CORPORATE BONDS & NOTES — 68.2%
AUTO MANUFACTURERS — 8.3%
BMW US Capital LLC 1.26%, 9/13/2019 (a) (b)	500,000	499,652
Daimler Finance North America LLC 1.14%, 3/2/2017 (a) (b)	250,000	249,958

Toyota Motor Credit Corp. Series 2547, 0.99%, 1/12/2018 (a)	250,000	250,177

		999,787

BANKS — 25.0%
Bank of America NA 1.21%, 5/8/2017 (a)	150,000	150,128
Bank of Nova Scotia 2.55%, 1/12/2017	200,000	200,794
Branch Banking & Trust Co. 1.05%, 12/1/2016	200,000	200,024
Goldman Sachs Group, Inc.:
1.74%, 10/23/2019 (a)	200,000	200,680
Series 1, 1.95%, 4/30/2018 (a)	100,000	100,869
JPMorgan Chase & Co. 1.93%, 6/7/2021 (a)	250,000	252,035
JPMorgan Chase Bank NA 1.45%, 9/23/2019 (a)	250,000	250,165
Morgan Stanley 1.57%, 1/24/2019 (a)	205,000	205,822
Nederlandse Waterschapsbank NV 0.88%, 10/18/2016 (a) (b)	200,000	200,026
Royal Bank of Canada GMTN, 1.38%, 3/15/2019 (a)	250,000	249,940
Toronto-Dominion Bank:
1.29%, 7/2/2019 (a)	250,000	249,255
MTN, 1.54%, 1/22/2019 (a)	100,000	100,694
US Bank NA:
1.02%, 1/26/2018 (a)	100,000	100,051
1.22%, 10/28/2019 (a)	100,000	99,723
MTN, 1.33%, 1/29/2018 (a)	100,000	100,332
Wells Fargo & Co. 3 Month USD LIBOR + 0.63%, 1.35%, 4/23/2018 (a)	100,000	100,223
Wells Fargo Bank NA 1.44%, 1/22/2018 (a)	250,000	251,145

		3,011,906

BEVERAGES — 1.7%
Anheuser-Busch InBev Finance, Inc. 1.16%, 2/1/2019 (a)	200,000	199,716

DIVERSIFIED FINANCIAL SERVICES — 2.9%
American Express Credit Corp. 1.41%, 3/18/2019 (a)	350,000	350,406

IT SERVICES — 3.0%
Apple, Inc. 0.86%, 5/5/2017 (a)	150,000	150,061
International Business Machines Corp. 0.98%, 2/6/2018 (a)	205,000	205,076

		355,137

MACHINERY, CONSTRUCTION & MINING — 1.7%
Caterpillar Financial Services Corp. GMTN, 3 Month USD LIBOR + 0.17%, 1.00%, 6/9/2017 (a)	200,000	200,034

MACHINERY-DIVERSIFIED — 3.3%
John Deere Capital Corp.:
1.23%, 1/8/2019 (a)	200,000	200,840
MTN, 1.07%, 12/15/2017 (a)	200,000	200,068

		400,908

OIL & GAS — 11.6%
BP Capital Markets PLC:
1.24%, 2/13/2018 (a)	250,000	250,323
1.32%, 5/10/2018 (a)	250,000	250,832

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Chevron Corp. 1.15%, 11/9/2017 (a)	$250,000	$250,185
ConocoPhillips Co. 1.15%, 5/15/2018 (a)	100,000	99,622
Shell International Finance B.V. 1.20%, 9/12/2019 (a)	300,000	299,952
Statoil ASA 0.99%, 11/9/2017 (a)	250,000	249,905

		1,400,819

PHARMACEUTICALS — 2.1%
Pfizer, Inc. 1.15%, 6/15/2018 (a)	250,000	250,722

RETAIL — 3.3%
Home Depot, Inc. 1.22%, 9/15/2017 (a)	150,000	150,386
Lowe’s Cos., Inc. 1.27%, 9/10/2019 (a)	250,000	250,597

		400,983

SEMICONDUCTORS — 1.2%
QUALCOMM, Inc. 1.08%, 5/18/2018 (a)	150,000	150,056

SOFTWARE — 2.1%
Oracle Corp. 1.17%, 10/8/2019 (a)	250,000	251,187

TELECOMMUNICATIONS — 1.2%
Cisco Systems, Inc. 1.16%, 6/15/2018 (a)	150,000	150,122

TRANSPORTATION — 0.8%
Canadian National Railway Co. 3 Month USD LIBOR + 0.17%, 0.99%, 11/14/2017 (a)	100,000	100,107

TOTAL CORPORATE BONDS & NOTES (Cost $8,208,095)		8,221,890

U.S. TREASURY OBLIGATIONS — 17.8%
Treasury Bills:
0.36%, 10/6/2016	500,000	499,995
0.59%, 9/14/2017	500,000	497,210
Treasury Notes:
0.63%, 5/31/2017	550,000	550,107
0.63%, 9/30/2017	150,000	149,930
0.63%, 6/30/2018	300,000	299,362

0.88%, 3/31/2018	150,000	150,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,146,215)		2,146,915

	Shares

SHORT-TERM INVESTMENTS — 6.2%
CERTIFICATES OF DEPOSIT — 2.9%
Nordea Bank Finland PLC 1.10%	350,000	350,028

MONEY MARKET FUND — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $405,557)	405,557	405,557

TOTAL SHORT-TERM INVESTMENTS (Cost $755,585)		755,585

TOTAL INVESTMENTS — 118.5% (Cost $14,276,876)		14,291,315
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.5)%		(2,235,729)

NET ASSETS — 100.0%		$12,055,586

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.9% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Asset-Backed — Other	$—	$200,154	$—	$200,154
Automobile	—	908,947	—	908,947
Credit Card	—	2,057,824	—	2,057,824
Corporate Bonds & Notes
Auto Manufacturers	—	999,787	—	999,787
Banks	—	3,011,906	—	3,011,906
Beverages	—	199,716	—	199,716
Diversified Financial Services	—	350,406	—	350,406
IT Services	—	355,137	—	355,137
Machinery, Construction & Mining	—	200,034	—	200,034
Machinery-Diversified	—	400,908	—	400,908

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil & Gas	$—	$1,400,819	$—	$1,400,819
Pharmaceuticals	—	250,722	—	250,722
Retail	—	400,983	—	400,983
Semiconductors	—	150,056	—	150,056
Software	—	251,187	—	251,187
Telecommunications	—	150,122	—	150,122
Transportation	—	100,107	—	100,107
U.S. Treasury Obligations	—	2,146,915	—	2,146,915
Short-Term Investments	405,557	350,028	—	755,585

TOTAL INVESTMENTS	$405,557	$13,885,758	$—	$14,291,315

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	483,761	$483,761	961,280	1,039,484	405,557	$405,557	$302	$—

TOTAL		$483,761				$405,557	$302	$—

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.1%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$9,554,587	$9,533,926
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	485,427	487,915
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,525,499
Octagon Investment Partners, Ltd.:
Series 2012-1AR, Class AR, 3 Month USD LIBOR + 1.27%, 1.57%, 5/5/2023 (a) (c)	1,755,434	1,753,501
Series 2016-1A, Class B, 3 Month USD LIBOR + 2.15%, 2.81%, 7/15/2027 (a) (c)	2,500,000	2,505,030
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,244,471
TCI-Flatiron CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.20%, 2.86%, 7/17/2028 (a) (c)	2,500,000	2,509,728
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	11,805,004	11,828,065
Venture CLO, Ltd. Series 2015-20A, Class A, 3 Month USD LIBOR + 1.49%, 2.17%, 4/15/2027 (a) (c)	2,500,000	2,491,478
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,526,885
Wind River CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.35%, 3.08%, 7/15/2028 (a) (c)	2,500,000	2,510,075

TOTAL ASSET-BACKED SECURITIES (Cost $63,468,840)		63,916,573

CORPORATE BONDS & NOTES — 13.9%
AUSTRALIA — 0.1%
Westpac Banking Corp.:
2.00%, 8/19/2021	320,000	319,502
2.60%, 11/23/2020	2,630,000	2,698,408

		3,017,910

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,120,000	3,217,230

BERMUDA — 0.0% (d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	488,250

BRAZIL — 0.3%
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	598,500
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,564,000	4,518,360
Eldorado Intl. Finance GmbH 8.63%, 6/16/2021 (a)	500,000	400,000

Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (b)	700,000	708,750
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	974,000	1,002,003
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,500,000	1,536,750
Minerva Luxembourg SA 5 Year Treasury Note + 7.05%, 8.75%, 12/29/2049 (c)	650,000	654,875

		9,419,238

CANADA — 0.3%
Bank of Montreal MTN, 1.90%, 8/27/2021	1,730,000	1,721,669
Fortis, Inc. 2.10%, 10/4/2021 (a)	520,000	518,096
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	1,060,000	1,115,650
Open Text Corp. 5.88%, 6/1/2026 (a)	672,000	704,760
Royal Bank of Canada MTN, 2.35%, 10/30/2020	2,750,000	2,813,224
Toronto-Dominion Bank MTN, 2.13%, 4/7/2021	2,725,000	2,754,554

		9,627,953

CAYMAN ISLANDS — 0.0% (d)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	566,478	549,484

CHILE — 0.7%
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,605,000
5.00%, 1/21/2021	260,000	279,539
Colbun SA 6.00%, 1/21/2020	1,800,000	2,010,751
Corp. Group Banking SA 6.75%, 3/15/2023	2,750,000	2,653,750
Empresa Electrica Angamos SA 4.88%, 5/25/2029	4,000,000	3,929,332
GNL Quintero SA 4.63%, 7/31/2029	1,000,000	1,050,000
Guanay Finance, Ltd. 6.00%, 12/15/2020	4,135,014	4,222,883
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,667,668
Itau CorpBanca 3.88%, 9/22/2019	1,300,000	1,356,875
Latam Airlines Group SA 7.25%, 6/9/2020	700,000	716,450
Tanner Servicios Financieros SA 4.38%, 3/13/2018	1,100,000	1,108,250
Transelec SA 3.88%, 1/12/2029 (a)	300,000	308,250
VTR Finance B.V. 6.88%, 1/15/2024	500,000	522,250

		21,430,998

CHINA — 0.4%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021	500,000	540,168
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	4,000,000	4,074,625
CNPC General Capital, Ltd. 2.75%, 5/14/2019	900,000	920,215

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sinopec Group Overseas Development 2015, Ltd.:
2.50%, 4/28/2020	$500,000	$508,792
2.50%, 4/28/2020 (a)	500,000	508,792
Sinopec Group Overseas Development 2016, Ltd. 2.75%, 5/3/2021	2,000,000	2,053,122
Tencent Holdings, Ltd.:
2.88%, 2/11/2020	2,200,000	2,258,707
3.38%, 5/2/2019	800,000	828,725

		11,693,146

COLOMBIA — 0.8%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	1,432,500
Banco de Bogota SA 6.25%, 5/12/2026 (a)	200,000	212,680
Banco GNB Sudameris SA:
3.88%, 5/2/2018	4,300,000	4,293,120
7.50%, 7/30/2022	400,000	428,500
Bancolombia SA 6.13%, 7/26/2020	3,000,000	3,232,500
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	3,200,000	3,304,000
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	900,000	1,020,375
Grupo Aval, Ltd. 4.75%, 9/26/2022	3,000,000	2,968,500
GrupoSura Finance SA 5.70%, 5/18/2021	2,000,000	2,175,000
Pacific Exploration and Production Corp. 7.25%, 12/12/2021	400,000	74,500
SUAM Finance B.V. 4.88%, 4/17/2024	2,500,000	2,651,250
Transportadora de Gas Internacional SA ESP:
5.70%, 3/20/2022	2,700,000	2,806,650
5.70%, 3/20/2022 (a)	200,000	207,900

		24,807,475

COSTA RICA — 0.2%
Banco Nacional de Costa Rica:
4.88%, 11/1/2018	950,000	976,600
5.88%, 4/25/2021	1,290,000	1,344,825
5.88%, 4/25/2021 (a)	3,000,000	3,127,500

		5,448,925

DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	419,500
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,343,000
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,236,000
7.00%, 2/1/2023	2,900,000	2,987,000

		6,985,500

GUATEMALA — 0.2%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,782,560
Cementos Progreso Trust 7.13%, 11/6/2023	1,100,000	1,174,250
Central American Bottling Corp. 6.75%, 2/9/2022	500,000	522,500
Comcel Trust via Comunicaciones Celulares SA 6.88%, 2/6/2024	1,000,000	1,028,200
Industrial Senior Trust 5.50%, 11/1/2022	1,900,000	1,881,000

		6,388,510

HONG KONG — 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,590,869
Hutchison Whampoa International 12, Ltd. 5 Year Treasury Note + 5.18%, 6.00%, 5/29/2049 (c)	2,000,000	2,040,000

		3,630,869

INDIA — 0.6%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	5,000,000	5,062,980
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,199,550
Bharti Airtel, Ltd. 4.38%, 6/10/2025	1,600,000	1,656,994
Export-Import Bank of India 3.13%, 7/20/2021	2,000,000	2,061,892
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	1,500,000	1,694,404
ONGC Videsh, Ltd.:
3.25%, 7/15/2019	3,500,000	3,591,000
3.25%, 7/15/2019	500,000	513,000
Reliance Holding USA, Inc.:
4.50%, 10/19/2020	250,000	270,199
5.40%, 2/14/2022	750,000	844,961

		16,894,980

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (a)	3,000,000	3,165,000
Israel Electric Corp., Ltd. 5.63%, 6/21/2018	5,500,000	5,810,750

		8,975,750

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	3,300,000	2,540,010
8.25%, 9/30/2020	1,000,000	868,750

		3,408,760

MALAYSIA — 0.3%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,900,000	1,992,756
Malayan Banking Bhd, 5 Year Treasury Note + 2.60%, 3.25%, 9/20/2022 (c)	2,450,000	2,474,652

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	$4,200,000	$4,293,051

		8,760,459

MEXICO — 1.0%
Banco Mercantil del Norte SA 3 Month USD LIBOR + 2.71%, 6.86%, 10/13/2021 (c)	650,000	646,750
Banco Nacional de Comercio Exterior SNC:
5 Year Treasury Note + 3.00%, 3.80%, 8/11/2026 (c)	2,000,000	1,941,900
4.38%, 10/14/2025	500,000	517,500
Banco Santander Mexico SA 5 Year Treasury Note + 4.58%, 5.95%, 1/30/2024 (c)	4,250,000	4,455,912
BBVA Bancomer SA:
5 Year Treasury Note + 3.00%, 5.35%, 11/12/2029 (c)	980,000	987,350
6.01%, 5/17/2022 (c)	2,350,000	2,355,334
6.50%, 3/10/2021	2,496,000	2,723,760
Credito Real SAB de CV SOFOM ER 7.25%, 7/20/2023 (a)	2,800,000	2,810,500
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	966,910	991,083
Grupo Elektra SAB de CV 7.25%, 8/6/2018	900,000	897,840
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	2,000,000
Nemak SAB de CV 5.50%, 2/28/2023	2,000,000	2,038,000
Petroleos Mexicanos:
3.50%, 7/18/2018	4,000,000	4,062,745
5.50%, 2/4/2019	400,000	421,800
6.63%, 9/29/2049	600,000	588,000
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	600,000	588,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	500,250
7.63%, 9/18/2020	600,000	438,000

		28,964,724

NETHERLANDS — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022	150,000	81,000
Mylan NV 3.15%, 6/15/2021 (a)	1,700,000	1,731,270
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	250,000	263,125
4.13%, 6/1/2021 (a)	1,075,000	1,151,647
Shell International Finance B.V. 1.38%, 5/10/2019	3,075,000	3,063,130

		6,290,172

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	1,335,000	1,378,388

PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA:
5.63%, 5/18/2036 (a)	1,000,000	1,055,000
5.75%, 10/9/2023	2,600,000	2,808,000
ENA Norte Trust 4.95%, 4/25/2028	3,055,293	3,177,505
Global Bank Corp.:
4.75%, 10/5/2017	1,000,000	1,026,550
5.13%, 10/30/2019 (a)	200,000	210,000
5.13%, 10/30/2019	4,300,000	4,515,000

		12,792,055

PARAGUAY — 0.1%
Banco Continental SAECA 8.88%, 10/15/2017	600,000	600,750
Banco Regional SAECA 8.13%, 1/24/2019	550,000	591,250
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,552,500

		2,744,500

PERU — 0.2%
Abengoa Transmision Sur SA:
6.88%, 4/30/2043	1,000,000	1,070,000
6.88%, 4/30/2043 (a)	1,000,000	1,070,000
Banco Internacional del Peru SAA 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	500,000	553,750
Inkia Energy, Ltd.:
8.38%, 4/4/2021 (a)	200,000	207,300
8.38%, 4/4/2021	500,000	518,250
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	1,600,000	1,316,816
Union Andina de Cementos SAA 5.88%, 10/30/2021	1,000,000	1,049,900

		5,786,016

QATAR — 0.0% (d)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	384,480	410,459

SINGAPORE — 0.5%
DBS Bank, Ltd. USD 5 Year Swap Rate + 2.23%, 3.63%, 9/21/2022 (c)	4,000,000	4,066,400
Oversea-Chinese Banking Corp., Ltd. 3 Month USD LIBOR + 2.20%, 4.00%, 10/15/2024 (c)	4,500,000	4,699,485
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.00%, 3.50%, 9/16/2026 (c)	3,500,000	3,604,254
USD 5 Year Swap Rate + 2.23%, 3.75%, 9/19/2024 (c)	1,500,000	1,554,870

		13,925,009

TRINIDAD AND TOBAGO — 0.2%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	4,173,000

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

UNITED STATES — 6.5%
21st Century Fox America, Inc. 3.00%, 9/15/2022	$2,713,000	$2,819,126
AbbVie, Inc. 3.20%, 11/6/2022	2,300,000	2,391,665
Actavis Funding SCS:
3.80%, 3/15/2025	500,000	527,909
3.85%, 6/15/2024	2,375,000	2,519,244
Activision Blizzard, Inc. 5.63%, 9/15/2021 (a)	1,498,000	1,557,920
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	810,000	828,225
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,892,419
3.80%, 12/5/2024	1,030,000	1,142,412
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,585,000	1,679,109
American Express Credit Corp. MTN, 1.80%, 7/31/2018	3,335,000	3,353,363
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,109,898
Apache Corp. 4.75%, 4/15/2043	670,000	686,941
Apple, Inc. 4.38%, 5/13/2045	2,280,000	2,523,310
AT&T, Inc.:
3.40%, 5/15/2025	1,990,000	2,040,099
4.13%, 2/17/2026	1,020,000	1,102,826
Bank of America Corp. 2.00%, 1/11/2018	2,978,000	2,991,493
BB&T Corp.:
2.05%, 5/10/2021	2,045,000	2,061,471
MTN, 2.45%, 1/15/2020	930,000	954,500
Berry Plastics Corp. 5.50%, 5/15/2022	1,625,000	1,685,937
Boston Properties L.P. 3.65%, 2/1/2026	2,775,000	2,922,768
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,976,000	3,203,412
Calpine Corp. 5.75%, 1/15/2025	550,000	539,000
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	3,000,670
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	338,423
5.25%, 9/30/2022	1,520,000	1,588,400
Centene Corp.:
4.75%, 5/15/2022	325,000	334,750
5.63%, 2/15/2021	1,000,000	1,061,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,520,000	1,563,776
Chevron Corp.:
1.56%, 5/16/2019	905,000	906,960
1.79%, 11/16/2018	496,000	500,456
Cisco Systems, Inc. 2.50%, 9/20/2026	2,570,000	2,599,568
Citigroup, Inc. 3.40%, 5/1/2026	3,085,000	3,182,667
Comcast Corp. 4.40%, 8/15/2035	2,628,000	2,968,390
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,250,000	1,293,750
CSC Holdings LLC:
5.50%, 4/15/2027 (a)	265,000	270,963
6.75%, 11/15/2021	372,000	392,460

Dollar Tree, Inc. 5.75%, 3/1/2023	1,559,000	1,677,952
Duke Energy Corp. 2.65%, 9/1/2026	3,195,000	3,149,046
Eli Lilly & Co. 3.70%, 3/1/2045	2,715,000	2,905,572
Energy Transfer Equity L.P. 5.50%, 6/1/2027	360,000	358,200
Energy Transfer Partners L.P. 4.75%, 1/15/2026	1,975,000	2,039,913
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,245,000	2,331,577
Equinix, Inc. 5.38%, 4/1/2023	1,565,000	1,643,250
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,685,000	1,676,575
First Data Corp. 5.75%, 1/15/2024 (a)	1,350,000	1,383,750
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	988,899
4.20%, 3/1/2021	1,795,000	1,884,032
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,833,000	3,017,723
Goldman Sachs Group, Inc. 2.35%, 11/15/2021	3,300,000	3,294,630
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,370,000	1,428,225
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,550,000	1,517,140
HCA, Inc. 4.25%, 10/15/2019	1,585,000	1,650,381
HD Supply, Inc. 7.50%, 7/15/2020	970,000	1,007,588
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (a)	2,920,000	3,063,273
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	700,000	710,920
Home Depot, Inc.:
3.00%, 4/1/2026	2,237,000	2,365,522
3.35%, 9/15/2025	836,000	908,558
International Paper Co. 3.00%, 2/15/2027	735,000	732,648
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,100,000	3,138,330
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,440,000	1,461,600
Kraft Heinz Foods Co. 2.80%, 7/2/2020	2,990,000	3,098,559
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	2,871,000	3,002,876
Lam Research Corp.:
2.80%, 6/15/2021	112,000	114,970
3.45%, 6/15/2023	337,000	343,481
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,601,000	1,673,045
Levi Strauss & Co. 5.00%, 5/1/2025	1,020,000	1,060,800
LifePoint Health, Inc. 5.38%, 5/1/2024 (a)	1,015,000	1,016,903
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	170,000	183,226

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Morgan Stanley:
2.50%, 4/21/2021	$1,385,000	$1,399,098
2.65%, 1/27/2020	1,750,000	1,788,435
MPLX L.P. 5.50%, 2/15/2023	1,305,000	1,348,192
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,984,906
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	1,660,000	1,672,450
Novelis Corp. 5.88%, 9/30/2026 (a)	1,350,000	1,378,755
NRG Energy, Inc. 6.25%, 7/15/2022	625,000	634,375
Oracle Corp.:
1.90%, 9/15/2021	1,530,000	1,533,263
2.25%, 10/8/2019	1,265,000	1,296,818
2.38%, 1/15/2019	220,000	225,132
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	1,570,000	1,628,875
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	715,000	737,380
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,040,000	1,131,000
Prudential Financial, Inc. MTN, 3.50%, 5/15/2024	2,750,000	2,879,911
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	1,605,000	1,654,153
Revlon Consumer Products Corp. 5.75%, 2/15/2021	715,000	729,300
Reynolds American, Inc. 4.00%, 6/12/2022	2,730,000	2,962,218
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,520,000	1,550,400
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,634,000	1,707,530
SBA Communications Corp. 5.63%, 10/1/2019	1,520,000	1,562,712
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,615,000	1,703,825
Select Medical Corp. 6.38%, 6/1/2021	1,685,000	1,658,672
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	4,285,000	4,293,141
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	720,000	727,200
Simon Property Group L.P. 5.65%, 2/1/2020	2,590,000	2,902,411
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	1,475,000	1,504,500
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	1,090,000	1,125,425
Southern Co.:
1.85%, 7/1/2019	565,000	568,831
2.45%, 9/1/2018	2,505,000	2,554,106
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	930,960

Station Casinos LLC 7.50%, 3/1/2021	1,265,000	1,337,737
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027 (a) (e)	1,125,000	1,132,031
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,945,000	3,078,790
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,398,369
Time Warner, Inc. 4.88%, 3/15/2020	1,680,000	1,852,701
TransDigm, Inc. 6.00%, 7/15/2022	1,650,000	1,744,875
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	403,613
Tribune Media Co. 5.88%, 7/15/2022	695,000	701,950
Tyson Foods, Inc. 3.95%, 8/15/2024	2,765,000	2,980,534
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,175,000	1,213,187
Verizon Communications, Inc. 3.50%, 11/1/2024	2,925,000	3,111,164
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	1,220,000	1,241,350
Waste Management, Inc. 3.13%, 3/1/2025	2,347,000	2,464,176
Wells Fargo & Co.:
3.00%, 4/22/2026	1,410,000	1,424,398
MTN, 3.55%, 9/29/2025	1,450,000	1,523,335
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,025,000	1,035,250

		192,782,478

TOTAL CORPORATE BONDS & NOTES (Cost $405,003,368)		413,992,238

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
COSTA RICA — 0.3%
Banco de Costa Rica 5.25%, 8/12/2018	4,200,000	4,305,000
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,522,313
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	1,200,000	1,272,000

		9,099,313

DOMINICAN REPUBLIC — 0.0% (d)
Dominican Republic International Bond Series REGS, 9.04%, 1/23/2018	1,409,940	1,476,912

HUNGARY — 0.1%
Hungary Government International Bond 4.00%, 3/25/2019	3,000,000	3,146,250

INDIA — 0.1%
Export-Import Bank of India Series EMTN, 2.75%, 4/1/2020	2,125,000	2,160,143

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior SA:
3.25%, 5/7/2020	$3,000,000	$3,067,500
3.25%, 5/7/2020 (a)	1,500,000	1,533,750
Panama Government International Bond 5.20%, 1/30/2020	3,200,000	3,545,350

		8,146,600

PERU — 0.0% (d)
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	200,000	206,400

POLAND — 0.1%
Poland Government International Bond 5.13%, 4/21/2021	3,000,000	3,390,000

QATAR — 0.2%
Qatar Government International Bond 2.38%, 6/2/2021	5,700,000	5,743,058

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,218,716)		33,368,676

SENIOR FLOATING RATE LOANS — 4.2%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc. Senior Secured Term Loan B, 3.85%, 12/16/2021	1,304,357	1,321,275
TransDigm, Inc.:
Senior Secured Delayed Draw Term Loan F, 3.75%, 6/9/2023	303,345	303,842
Senior Secured Term Loan F, 3.75%, 6/9/2023	337,050	337,603

		1,962,720

AIRLINES — 0.0% (d)
Air Canada 2016 Senior Secured Term Loan B, 2.75%, 9/21/2023	760,000	762,660

AUTO COMPONENTS — 0.0% (d)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	329,919	319,726

BUILDING PRODUCTS — 0.0% (d)
Jeld-Wen, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,294,782	1,304,765

CAPITAL MARKETS — 0.0% (d)
Guggenheim Partners LLC Senior Secured Term Loan, 4.25%, 7/22/2020	1,075,410	1,083,341

CHEMICALS — 0.2%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	1,197,000	1,201,489
Huntsman International, LLC Senior Secured Term Loan B, 4.25%, 4/1/2023	1,303,787	1,314,588

Klockner-Pentaplast of America, Inc. Senior Secured Term Loan, 5.00%, 4/28/2020	827,195	837,018
PolyOne Corporation Senior Secured Term Loan B, 3.50%, 11/11/2022	1,291,229	1,305,756
PQ Corporation Senior Secured Term Loan, 5.75%, 11/4/2022	1,326,675	1,338,840

		5,997,691

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Asurion LLC:
Senior Secured Term Loan B1, 5.00%, 5/24/2019	666,591	669,787
Senior Secured Term Loan B4, 5.00%, 8/4/2022	749,980	754,855
Dealer Tire, LLC Senior Secured Term Loan B, 5.50%, 12/22/2021	1,193,157	1,205,089
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.38%, 3/9/2023	1,261,872	1,280,409
USAGM HoldCo LLC Senior Secured Term Loan, 4.75%, 7/28/2022	1,215,813	1,212,773

		5,122,913

CONSTRUCTION & ENGINEERING — 0.0% (d)
Summit Materials Cos., I LLC Senior Secured Term Loan B, 4.00%, 7/17/2022	1,302,539	1,309,540

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2021	1,268,564	1,276,093
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/1/2022	1,320,678	1,326,641
KP Germany Erste GmbH Senior Secured 1st Lien Term Loan, 5.00%, 4/28/2020	353,502	357,700
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	1,757,862	1,765,825

		4,726,259

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	1,349,580	1,354,648

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,343,826	1,348,026
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,300,000	1,313,409

		2,661,435

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	$1,340,000	$1,349,333
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.65%, 6/30/2023	1,345,000	1,352,794

		2,702,127

ELECTRIC UTILITIES — 0.0% (d)
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 5.25%, 6/28/2023	1,233,103	1,247,900

FOOD & STAPLES RETAILING — 0.0% (d)
Albertsons LLC Senior Secured Term Loan B4, 4.50%, 8/25/2021	1,363,294	1,375,455

FOOD PRODUCTS — 0.3%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.50%, 6/2/2023	1,282,062	1,294,401
B&G Foods, Inc. Senior Secured Term Loan B, 3.84%, 11/2/2022	1,342,015	1,352,919
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	1,372,560	1,384,282
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,206,729	1,155,443
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.50%, 8/3/2022	1,308,865	1,319,912
Maple Holdings Acquisition Corp. Senior Secured Term Loan B, 5.25%, 3/3/2023	573,563	581,928
Pinnacle Foods Finance LLC Senior Secured Term Loan I, 3.28%, 1/13/2023	1,326,246	1,339,011

		8,427,896

HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
National Vision, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 3/12/2021	1,288,038	1,276,768

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 3.75%, 2/16/2023	1,266,185	1,276,871
American Renal Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/20/2019	1,203,870	1,205,381
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	1,257,792	1,271,351
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	1,381,561	1,389,705
HCA, Inc. Senior Secured Term Loan B7, 3.59%, 2/15/2024	500,000	505,453

MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	1,215,101	1,231,997
Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 11/3/2020	1,329,726	1,332,219
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	1,401,535	1,348,977
Vizient, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 2/13/2023	1,170,535	1,185,173

		10,747,127

HOTELS, RESTAURANTS & LEISURE — 0.4%
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.52%, 9/15/2023	1,350,000	1,362,150
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	1,297,734	1,308,680
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 7/23/2022	1,367,424	1,374,261
Four Seasons Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.59%, 6/27/2020	1,271,303	1,280,310
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.25%, 6/10/2022	1,381,205	1,384,533
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 4.00%, 4/25/2023	1,332,779	1,346,526
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	1,391,444	1,395,889
Yum! Brands, Inc. Senior Secured 1st Lien Term Loan B, 3.28%, 6/16/2023	1,266,825	1,279,101

		10,731,450

HOUSEHOLD DURABLES — 0.1%
Camelot UK Holdco, Ltd. Senior Secured Term Loan B, 3.75%, 10/3/2023	765,000	767,104
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	1,335,000	1,342,095

		2,109,199

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc. Senior Secured Term Loan B, 6.00%, 8/26/2022	1,303,990	1,307,250
Samsonite International SA Senior Secured Term Loan B, 4.00%, 5/12/2023	1,306,000	1,320,693

		2,627,943

INSURANCE — 0.0% (d)
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.75%, 10/1/2021	1,020,160	939,822

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.00%, 8/19/2023	$1,380,000	$1,389,488

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Match Group Inc. Senior Secured Term Loan B1, 5.50%, 11/16/2022	1,266,250	1,275,354

IT SERVICES — 0.1%
First Data Corp. Senior Secured Extended Term Loan, 4.53%, 3/24/2021	1,375,604	1,387,352
Global Payments, Inc. Senior Secured Term Loan B, 4.02%, 4/22/2023	1,239,893	1,254,461

		2,641,813

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	1,378,147	1,384,796

MACHINERY — 0.1%
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 4.25%, 11/21/2020	1,309,485	1,317,179
Manitowoc Foodservice, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	1,279,616	1,298,541

		2,615,720

MEDIA — 0.4%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,303,699	1,313,744
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.75%, 6/17/2020	1,302,312	1,308,218
Live Nation Entertainment, Inc. Senior Secured Term Loan B1, 3.59%, 8/16/2020	1,378,670	1,386,211
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	969,570	977,327
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	1,297,088	1,302,626
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.25%, 9/21/2023	1,035,818	1,042,074
Tribune Media Co. Senior Secured Term Loan, 3.75%, 12/27/2020	1,376,167	1,389,282
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,307,297	1,311,115
Yankee Cable Acquisition LLC Senior Secured Term Loan B, 4.25%, 3/1/2020	622,431	623,859

		10,654,456

MULTILINE RETAIL — 0.0% (d)
Dollar Tree, Inc. Senior Secured Term Loan B3, 3.06%, 7/6/2022	433,909	437,639

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Energy Transfer Equity, L.P. Senior Secured Term Loan, 3.29%, 12/2/2019	1,307,000	1,300,328

PERSONAL PRODUCTS — 0.1%
Galleria Co. Senior Secured Term Loan B, 3.75%, 1/26/2023	1,305,000	1,312,941
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	1,377,610	1,385,965
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.25%, 9/7/2023	1,370,000	1,374,432

		4,073,338

PHARMACEUTICALS — 0.1%
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.75%, 9/26/2022	1,380,734	1,379,388

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured Term Loan B, 4.00%, 4/10/2019	1,375,350	1,387,605

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,260,840	1,275,819

ROAD & RAIL — 0.1%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	1,301,738	1,315,028
PODS LLC Senior Secured 1st Lien Term Loan, 4.50%, 2/2/2022	1,197,630	1,205,613

		2,520,641

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.52%, 2/1/2023	1,278,338	1,294,937
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	1,208,000	1,221,306
NXP B.V. Senior Secured Term Loan F, 3.41%, 12/7/2020	1,261,779	1,268,959
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 3.78%, 3/31/2023	1,180,000	1,180,000

		4,965,202

SOFTWARE — 0.2%
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B, 5.25%, 6/7/2023	841,890	842,643
Cision US Inc. Senior Secured Term Loan B, 7.00%, 6/16/2023	718,200	687,005
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	274,488
RP Crown Parent LLC Senior Secured Term Loan B, 3.50%, 10/12/2023	440,000	441,100

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/3/2023	$1,308,720	$1,323,116
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	1,294,615	1,297,043
VF Holding Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/30/2023	1,274,000	1,280,867

		6,146,262

SPECIALTY RETAIL — 0.2%
Jo-Ann Stores LLC Senior Secured Term Loan, 4.50%, 9/27/2023	955,000	940,675
Leslies Poolmart, Inc. Senior Secured Term Loan, 5.25%, 8/16/2023	1,365,000	1,376,091
Michaels Stores, Inc. Senior Secured 2016 Term Loan B1, 3.75%, 1/27/2023	1,307,051	1,313,997
Outerwall, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 9/27/2023	810,000	817,087
Party City Holdings, Inc. Senior Secured Term Loan B, 3.25%, 8/19/2022	1,338,988	1,345,563

		5,793,413

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Dell Software Group Senior Secured Term Loan B, 5.50%, 9/23/2022	1,100,000	1,092,850
Dell, Inc. Senior Secured 2016 Term Loan B, 4.00%, 9/7/2023	1,382,000	1,391,812

		2,484,662

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.50%, 10/1/2022	1,260,194	1,264,605
Solenis International LP Senior Secured 1st Lien Term Loan, 4.25%, 7/31/2021	493,229	493,268
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,369,013	1,372,867

		3,130,740

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	1,335,997	1,348,802

TOTAL SENIOR FLOATING RATE LOANS (Cost $124,154,446)		124,996,851

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.7%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,906,271	4,003,319
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	2,487,000	2,496,582
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	7,271,379	7,167,298

ALM, Ltd. Series 2012-7A, Class A1, 3 Month USD LIBOR + 1.42%, 2.11%, 10/19/2024 (a) (c)	2,500,000	2,505,185
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	12,019,409	10,262,622
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	5,840,278	5,020,091
Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,387,555	1,896,373
Series 2007-14T2, Class A1, CMO, 6.00%, 7/25/2037	27,108,774	18,489,872
Apidos CLO Series 2013-16A, Class B, ABS, 3 Month USD LIBOR + 2.80%, 3.49%, 1/19/2025 (a) (c)	1,250,000	1,244,349
Atrium Series 5A, Class A4, 3 Month USD LIBOR + 0.39%, 1.20%, 7/20/2020 (a) (c)	1,000,000	974,130
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	1,138,937	1,143,473
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.50%, 4/14/2033 (a) (c)	30,000,000	911,388
BAMLL Re-REMIC Trust Series 2011-07C1, Class A3B, 5.38%, 12/15/2016 (a)	550,000	549,541
Banc of America Alternative Loan Trust:
Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	12,890,550	12,614,694
Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	7,508,012	7,341,619
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AM, 5.39%, 10/10/2045	500,000	500,052
Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (c)	945,000	977,083
Banc of America Funding Trust:
Series 2005-5, Class 2A1, 5.50%, 9/25/2035	1,922,412	2,000,555
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	6,369,654	5,563,431
Series 2007-5, Class CA1, 6.00%, 7/25/2037	8,727,422	6,849,269
Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (a)	5,595,568	4,921,325
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (c)	1,750,000	1,755,095
BCAP LLC Trust Series 2012-RR1, Class 3A4, 5.72%, 10/26/2035 (a) (c)	6,883,247	6,137,984
Bear Stearns ALTA Trust Series 2006-1, Class 21A2, 2.89%, 2/25/2036 (c)	4,986,879	3,482,090

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

BlueMountain CLO, Ltd.:
Series 2012-1A, Class A, 3 Month USD LIBOR + 1.32%, 2.02%, 7/20/2023 (a) (c)	$2,500,000	$2,496,603
Series 2012-2A, Class A1, 3 Month USD LIBOR + 1.42%, 2.23%, 11/20/2024 (a) (c)	2,500,000	2,501,945
Series 2013-4A, Class A, 3 Month USD LIBOR + 1.50%, 2.18%, 4/15/2025 (a) (c)	2,500,000	2,512,942
Series 2015-1A, Class A2, 3 Month USD LIBOR + 2.25%, 2.92%, 4/13/2027 (a) (c)	1,800,000	1,794,681
Series 2015-2A, Class D, 3 Month USD LIBOR + 3.55%, 4.23%, 7/18/2027 (a) (c)	750,000	705,255
Series 2015-3A, Class A1, 3 Month USD LIBOR + 1.48%, 2.18%, 10/20/2027 (a) (c)	2,500,000	2,501,278
Series 2015-3A, Class B, 3 Month USD LIBOR + 3.10%, 3.80%, 10/20/2027 (a) (c)	2,500,000	2,492,630
Series 2015-3A, Class C, 3 Month USD LIBOR + 3.55%, 4.25%, 10/20/2027 (a) (c)	2,500,000	2,435,710
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 1.76%, 5/15/2029 (a) (c)	1,500,000	1,502,820
Carlyle Global Market Strategies CLO, Ltd. Series 2012-4A, Class A, 3 Month USD LIBOR + 1.39%, 2.09%, 1/20/2025 (a) (c)	2,500,000	2,504,798
CD Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/2049 (c)	2,542,000	2,566,233
Series 2007-CD5, Class AJA, 6.32%, 11/15/2044 (c)	800,000	802,226
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.25%, 1/10/2048 (c)	25,037,744	1,952,769
Series 2016-C4, Class XA, IO, 1.94%, 5/10/2058 (c)	19,900,627	2,446,139
CGGS Commercial Mortgage Trust Series 2016-RNDB, Class AFL, 1 Month USD LIBOR + 1.65%, 2.17%, 2/15/2033 (a) (c)	2,025,298	2,035,524
CHL Mortgage PassThrough Trust:
Series 2005-HYB8, Class 4A1, 2.79%, 12/20/2035 (c)	14,371,265	11,847,623
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,884,633	1,661,885
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	6,443,249	5,678,551
Series 2007-HY1, Class 1A1, 3.03%, 4/25/2037 (c)	2,369,824	2,143,098
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.90%, 12/10/2049 (a) (c)	750,000	761,867

Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (c)	943,700	762,160
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (c)	1,500,000	1,516,723
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (c)	1,500,000	1,580,160
Series 2015-GC35, Class C, 4.65%, 11/10/2048	1,435,000	1,457,271
Series 2016-GC36, Class XA, IO, 1.51%, 2/10/2049 (c)	22,144,224	2,042,532
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, 3.02%, 4/25/2037 (c)	4,426,507	4,035,241
Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (a)	5,998,515	4,009,840
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	6,874,724	6,081,463
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	11,667,609	10,024,098
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class AM, 5.25%, 8/15/2048	1,888,930	1,888,650
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 2.47%, 9/5/2032 (a) (c)	1,251,405	1,253,560
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (c)	1,500,000	1,216,043
Series 2015-CR22, Class XA, 1.16%, 3/10/2048 (c)	10,884,418	626,065
Series 2015-CR23, Class D, 4.40%, 5/10/2048 (c)	900,000	685,474
Series 2015-CR26, Class B, 4.65%, 10/10/2048 (c)	1,600,000	1,696,848
Series 2015-CR26, Class XA, 1.21%, 10/10/2048 (c)	22,769,875	1,548,194
Series 2015-DC1, Class D, 4.50%, 2/10/2048 (a) (c)	750,000	586,580
Series 2015-DC1, Class XA, 1.32%, 2/10/2048 (c)	9,165,934	602,476
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	927,624
Series 2015-LC21, Class C, 4.46%, 7/10/2048 (c)	968,000	910,316
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (c)	2,235,000	2,353,678
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (c)	1,329,000	1,389,842
Series 2016-DC2, Class XA, 1.24%, 2/10/2049 (c)	19,949,617	1,463,951
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.24%, 12/10/2049 (c)	3,000,000	3,000,192
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.30%, 11/12/2043 (a) (c)	836,822	851,352

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.13%, 9/15/2039 (c)	$3,118,000	$3,203,190
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (c)	1,532,867	1,568,031
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057	900,000	971,235
Series 2015-C4, Class XA, IO, 1.10%, 11/15/2048 (c)	36,453,505	2,258,969
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,957,677	3,799,705
Series 2006-8, Class 4A1, 6.50%, 10/25/2021	7,551,782	6,308,782
CSMC Trust:
Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (a) (b)	4,266,369	4,198,855
Series 2015-SAND, Class D, 1 Month USD LIBOR + 2.85%, 3.37%, 8/15/2030 (a) (c)	1,550,000	1,519,515
Galaxy CLO, Ltd. Series 2013-15A, Class A, 3 Month USD LIBOR + 1.25%, 1.93%, 4/15/2025 (a) (c)	2,500,000	2,495,513
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,087,801
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.75%, 2/10/2046 (c)	15,411,764	1,171,813
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.33%, 4/10/2047 (c)	54,367,426	3,245,643
Series 2014-GC24, Class XA, 1.00%, 9/10/2047 (c)	32,409,266	1,574,183
Series 2015-GC32, Class XA, 1.04%, 7/10/2048 (c)	26,653,603	1,433,511
Series 2015-GC34, Class XA, 1.53%, 10/10/2048 (c)	17,405,138	1,575,435
Series 2015-GS1, Class XA, 0.99%, 11/10/2048 (c)	27,118,135	1,612,997
Series 2016-ICE2, Class A, 1 Month USD LIBOR + 1.93%, 2.45%, 2/15/2033 (a) (c)	2,225,000	2,234,733
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,364,943	2,323,829
GSR Mortgage Loan Trust Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	7,244,724	6,961,989
IndyMac INDX Mortgage Loan Trust Series 2006-R1, Class A3, 2.98%, 12/25/2035 (c)	7,613,271	6,313,840
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,465,000	1,469,521

Series 2007-C1, Class AM, 6.19%, 2/15/2051 (c)	2,108,000	2,126,287
Series 2007-CB20, Class AJ, 6.29%, 2/12/2051 (c)	1,500,000	1,498,944
Series 2007-LD11, Class AM, 5.94%, 6/15/2049 (c)	2,180,000	2,194,463
Series 2007-LD12, Class AM, 6.21%, 2/15/2051 (c)	800,000	822,039
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,819,359	1,865,988
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,900,921
Series 2015-CSMO, Class C, 1 Month USD LIBOR + 2.25%, 2.77%, 1/15/2032 (a) (c)	1,500,000	1,495,931
Series 2015-JP1, Class XA, 1.31%, 1/15/2049 (c)	23,215,795	1,470,080
JP Morgan Mortgage Trust:
Series 2006-A3, Class 1A1, 2.84%, 5/25/2036 (c)	12,130,723	11,126,528
Series 2007-S3, Class 1A35, 6.00%, 8/25/2037	15,935,299	14,098,792
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, 1.15%, 11/15/2047 (c)	6,435,746	361,494
Series 2014-C26, Class C, 4.57%, 1/15/2048 (c)	1,500,000	1,526,790
Series 2015-C27, Class XA, 1.52%, 2/15/2048 (c)	7,882,125	580,593
Series 2015-C28, Class XA, 1.34%, 10/15/2048 (c)	11,908,208	760,801
Series 2015-C30, Class XA, 0.86%, 7/15/2048 (c)	30,949,261	1,183,196
Series 2015-C32, Class C, 4.82%, 11/15/2048 (c)	1,300,000	1,234,246
Series 2015-C33, Class C, 4.77%, 12/15/2048 (c)	1,739,000	1,870,538
Series 2016-C1, Class C, 4.91%, 3/15/2049 (c)	2,180,000	2,316,490
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.87%, 6/15/2049 (c)	22,093,357	2,392,540
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,104,783
Series 2007-C3, Class AMFL, 6.11%, 7/15/2044 (a) (c)	990,000	1,013,017
LBUBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	3,006,788
Series 2007-C7, Class AJ, 6.45%, 9/15/2045 (c)	1,615,000	1,624,295
LCM L.P. Series 16A, Class A, 3 Month USD LIBOR + 1.50%, 2.18%, 7/15/2026 (a) (c)	2,500,000	2,506,635
Limerock CLO Series 2007-1A, Class B, 3 Month USD LIBOR + 0.63%, 1.35%, 4/24/2023 (a) (c)	500,000	487,326

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Madison Park Funding, Ltd.:
Series 2014-14A, Class D, 3 Month USD LIBOR + 3.60%, 4.30%, 7/20/2026 (a) (c)	$1,250,000	$1,230,799
Series 2015-16A, Class B, 3 Month USD LIBOR + 3.00%, 3.70%, 4/20/2026 (a) (c)	2,500,000	2,494,433
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	3,479,723	2,852,412
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.79%, 5/12/2039 (c)	319,601	319,456
Series 2007-C1, Class AM, 6.01%, 6/12/2050 (c)	2,180,000	2,106,752
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.81%, 6/12/2050 (c)	2,089,279	2,124,208
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, 1.10%, 10/15/2046 (c)	19,140,753	703,398
Series 2013-C7, Class XA, 1.70%, 2/15/2046 (c)	17,961,140	1,152,135
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	375,029
Series 2015-C20, Class C, 4.61%, 2/15/2048 (c)	500,000	483,561
Series 2015-C25, Class C, 4.68%, 10/15/2048 (c)	1,700,000	1,775,174
Series 2015-C27, Class C, 4.69%, 12/15/2047 (c)	1,219,000	1,228,085
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,118,078
Series 2016-C28, Class XA, IO, 1.45%, 1/15/2049 (c)	24,251,435	2,091,854
Morgan Stanley Capital I Trust:
Series 2007-IQ14, Class A4, 5.69%, 4/15/2049 (c)	1,616,210	1,633,801
Series 2015-UBS8, Class XA, 1.13%, 12/15/2048 (c)	26,244,856	1,750,619
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 3.53%, 8/14/2031 (a) (c)	750,000	745,297
Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A1, 2.84%, 7/25/2035 (c)	9,515,778	7,948,805
OZLM, Ltd. Series 2014-6A, Class A2A, 3 Month USD LIBOR + 2.15%, 2.83%, 4/17/2026 (a) (c)	2,500,000	2,480,918
Race Point CLO, Ltd. Series 2012-7A, Class A, 3 Month USD LIBOR + 1.42%, 2.21%, 11/8/2024 (a) (c)	2,500,000	2,505,608
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,938,678	1,968,353
Residential Asset Securitization Trust Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	3,420,853	3,152,089

Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-21, Class 1A, 3.10%, 11/25/2035 (c)	3,005,589	2,553,615
Series 2006-8, Class 4A3, 3.23%, 9/25/2036 (c)	2,139,348	1,866,511
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.70%, 12/25/2036 (c)	3,573,648	3,116,770
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,999,971	3,052,920
Venture CLO, Ltd. Series 2014-17A, Class B2, 3 Month USD LIBOR + 2.10%, 2.78%, 7/15/2026 (a) (c)	2,500,000	2,493,605
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C24, Class AJ, 5.66%, 3/15/2045 (c)	174,596	174,376
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	1,500,000	1,495,576
Series 2007-C33, Class AJ, 6.16%, 2/15/2051 (c)	1,600,000	1,602,679
Series 2007-C33, Class AM, 6.16%, 2/15/2051 (c)	1,550,000	1,581,932
Series 2007-C34, Class A3, 5.68%, 5/15/2046	702,419	715,235
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	3,318,992	3,252,991
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,619,072	1,650,739
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	14,355,601	14,197,374
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	746,629
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	656,797
Series 2015-C26, Class XA, IO, 1.46%, 2/15/2048 (c)	9,081,357	733,193
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	689,937
Series 2015-C28, Class C, 4.27%, 5/15/2048 (c)	1,500,000	1,405,905
Series 2015-LC20, Class XA, 1.55%, 4/15/2050 (c)	7,918,532	634,299
Series 2015-NXS1, Class XA, 1.33%, 5/15/2048 (c)	9,890,491	681,259
Series 2015-NXS2, Class XA, 0.94%, 7/15/2058 (c)	29,765,092	1,384,934
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (c)	1,600,000	1,536,980

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-P2, Class A4, 3.81%, 12/15/2048	$1,568,000	$1,729,504
Series 2015-P2, Class XA, 1.17%, 12/15/2048 (c)	22,122,760	1,488,486
Series 2016-C32, Class C, 4.88%, 1/15/2059 (c)	1,581,000	1,540,515
Series 2016-C33, Class XA, 1.98%, 3/15/2059 (c)	15,590,768	1,850,503
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.12%, 8/25/2037 (c)	11,214,028	10,208,031
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.41%, 3/15/2047 (c)	10,523,727	644,134
Series 2014-C21, Class XA, 1.32%, 8/15/2047 (c)	19,562,194	1,234,519

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $446,510,661)		440,721,737

MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	5,250,632	4,493,221
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A4, 5.69%, 6/11/2050 (c)	1,857,264	1,908,269
Series 2007-PW18, Class A4, 5.70%, 6/11/2050	2,704,677	2,785,751
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.90%, 12/10/2049 (c)	800,000	812,658
Series 2008-C7, Class AM, 6.33%, 12/10/2049 (c)	2,836,000	2,871,762
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	939,006
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	2,070,945
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.54%, 10/10/2046 (c)	33,878,597	2,147,198
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (c)	225,000	232,233
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.27%, 2/15/2041 (a) (c)	1,700,000	1,753,090
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFL, CMO, 1 Month USD LIBOR + 0.17%, 0.41%, 3/10/2039 (a) (c)	2,827,000	2,848,240
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/2045 (c)	1,520,734	1,543,678

Series 2016-GS3, Class XA, IO, 1.29%, 10/10/2049 (c)	32,964,000	3,106,330
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	2,393,000	2,346,013
Series 2016-JP2, Class XA, IO, 2.02%, 8/15/2049 (c)	20,111,217	2,802,168
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (c)	2,876,000	2,922,068
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class XA, IO, 1.47%, 9/15/2049 (c)	28,834,000	3,108,617
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.29%, 6/15/2045 (c)	1,932,000	1,944,973
Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,765,648
Series 2007-C32, Class A3, 5.89%, 6/15/2049 (c)	2,888,000	2,935,532
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 2.56%, 6/15/2029 (a) (c)	1,536,000	1,535,324
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.01%, 6/15/2029 (a) (c)	1,300,000	1,299,213
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA, IO, 1.75%, 10/15/2049 (c)	16,744,000	2,076,256

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,900,714)		50,248,193

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Mortgage Corp.:
3.00%, 6/15/2044	13,321,766	13,707,799
3.00%, 1/1/2045	3,602,988	3,744,537
3.00%, 2/1/2045	2,505,869	2,604,315
3.00%, 3/1/2045	2,601,771	2,703,985
3.00%, 4/1/2045	34,495,683	35,878,867
3.00%, 4/1/2045	17,784,890	18,483,597
3.00%, 5/1/2045	8,987,403	9,340,486
3.00%, 7/1/2045	4,586,028	4,766,197
3.00%, 8/1/2045	23,895,387	24,834,153
3.00%, 10/1/2045	15,606,035	16,219,142
3.00%, 12/1/2045	30,372,677	31,565,913
3.00%, 12/1/2045	37,038,152	38,493,251
3.00%, 1/1/2046	20,667,082	21,479,020
3.00%, 9/1/2046	29,914,047	31,104,791
3.50%, 2/1/2045	4,988,189	5,261,213
3.50%, 4/1/2045	8,600,991	9,071,758
3.50%, 4/1/2045	7,080,258	7,467,790
3.50%, 4/1/2045	24,438,954	25,776,598
3.50%, 6/1/2045	16,577,343	17,484,688
3.50%, 10/1/2045	19,184,372	20,234,411

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 2/1/2046	$22,313,787	$23,550,662
4.50%, 6/1/2044	3,427,944	3,749,987
IO, 1 Month USD LIBOR + 6.00%, 5.48%, 5/15/2041 (c)	19,735,966	3,569,190
Series 3822, Class ZG, 4.00%, 2/15/2041	3,425,458	3,852,208
Series 3889, Class VZ, 4.00%, 7/15/2041	18,576,697	19,959,886
Series 3935, Class SJ, IO, 1 Month USD LIBOR + 6.65%, 6.13%, 5/15/2041 (c)	4,580,431	631,863
Series 4165, Class ZT, 3.00%, 2/15/2043	14,911,777	14,429,536
Series 4215, Class KC, 2.25%, 3/15/2038	24,233,974	24,607,531
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	37,118,215	41,900,626
Series 4434, Class LZ, 3.00%, 2/15/2045	3,145,752	3,103,680
Series 4444, Class CZ, 3.00%, 2/15/2045	11,534,424	11,717,342
Series 4447, Class A, 3.00%, 6/15/2041	2,749,737	2,857,225
Series 4447, Class Z, 3.00%, 3/15/2045	3,807,091	3,866,038
Series 4471, Class BA, 3.00%, 12/15/2041	8,751,269	9,019,809
Series 4471, Class GA, 3.00%, 2/15/2044	12,834,832	13,308,727
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	10,915,368	12,319,475
Series 4481, Class B, 3.00%, 12/15/2042	8,836,830	9,122,168
Series 4483, Class CA, 3.00%, 6/15/2044	16,917,913	17,657,781
Series 4491, Class B, 3.00%, 8/15/2040	17,472,555	17,897,968
Series 4492, Class GZ, 3.50%, 7/15/2045	7,914,808	8,389,790
Series 4499, Class AB, 3.00%, 6/15/2042	17,770,071	18,329,196
Series 4503, Class AB, CMO, REMIC, 3.00%, 11/15/2040	12,074,423	12,329,292
Series 4504, Class CA, 3.00%, 4/15/2044	19,212,113	20,050,026
Series 4511, Class QA, 3.00%, 1/15/2041	17,646,594	18,125,475
Series 4511, Class QC, 3.00%, 12/15/2040	13,022,564	13,409,434
Series 4543, Class HG, 2.70%, 4/15/2044	22,929,697	23,431,670
Series 4582, Class HA, 3.00%, 9/15/2045	19,086,485	19,847,975
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,397,748
Federal National Mortgage Association:
2.50%, 9/1/2046	6,047,299	6,092,621
3.00%, 11/1/2030	24,708,071	25,945,491

3.00%, 10/1/2034	5,478,362	5,758,728
3.00%, 4/1/2035	4,293,640	4,515,758
3.00%, 4/1/2035	4,987,265	5,245,265
3.00%, 5/1/2035	2,530,891	2,661,818
3.00%, 5/1/2035	2,572,536	2,705,618
3.00%, 6/1/2036	19,639,725	20,671,143
3.00%, 4/1/2040	18,719,360	19,456,678
3.00%, 1/1/2045	3,028,138	3,103,869
3.00%, 2/1/2045	3,393,102	3,479,133
3.00%, 3/1/2045	3,555,240	3,695,274
3.00%, 4/1/2045	14,870,357	15,248,899
3.00%, 7/1/2045	14,133,256	14,492,938
3.00%, 7/1/2046	19,758,018	20,266,113
3.00%, 7/1/2046	48,139,132	49,369,843
3.00%, 8/1/2046	29,765,945	30,538,593
3.00%, 9/1/2046	42,752,384	44,460,583
3.50%, 9/1/2034	4,054,063	4,317,758
3.50%, 12/1/2034	3,612,753	3,847,744
3.50%, 2/1/2035	2,334,765	2,488,012
3.50%, 1/1/2045	16,697,894	17,606,410
3.50%, 2/1/2045	7,617,308	8,035,420
3.50%, 6/1/2045	16,835,072	17,759,145
4.50%, 3/1/2044	1,788,661	1,956,878
4.50%, 3/1/2044	2,813,732	3,078,352
4.50%, 6/1/2044	2,376,752	2,600,276
4.50%, 7/1/2044	2,697,759	2,951,472
4.50%, 2/1/2045	3,128,797	3,423,048
Series 2010-109, Class N, 3.00%, 10/25/2040	4,949,233	5,145,894
Series 2011-51, Class CI, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 5.48%, 6/25/2041 (c)	14,516,367	2,530,078
Series 2012-127, Class PA, 2.75%, 11/25/2042	5,630,470	5,747,062
Series 2012-151, Class SB, 1 Month USD LIBOR + 6.00%, 5.22%, 1/25/2043 (c)	1,436,282	1,379,811
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,575,363	15,589,529
Series 2013-30, Class PS, 1 Month USD LIBOR + 6.00%, 5.22%, 4/25/2043 (c)	1,718,187	1,739,426
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,952,835	5,862,373
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,557,921	8,609,577
Series 2015-42, Class CA, 3.00%, 3/25/2044	10,152,607	10,586,679
Series 2015-9, Class HA, 3.00%, 1/25/2045	18,615,121	19,521,331
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	25,271,966	26,058,847
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,396,612	4,475,970
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	18,761,686	19,606,903
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	25,000,000	25,951,575

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	$13,254,536	$13,623,769
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,253,157
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 1 Month USD LIBOR + 6.05%, 5.52%, 11/16/2043 (c)	4,687,754	770,676
Series 2013-34, Class PL, 3.00%, 3/20/2042	16,815,065	17,272,909
Series 2014-43, Class PS, IO, 1 Month USD LIBOR + 6.18%, 5.65%, 7/20/2042 (c)	13,859,660	1,716,752
Series 2015-165, Class AQ, CMO, REMIC, 3.50%, 7/20/2045	15,507,426	16,564,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,243,876,972)		1,264,434,901

U.S. TREASURY OBLIGATIONS — 11.2%
Treasury Bond 3.13%, 2/15/2043	27,500,000	32,070,501
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2026	53,914,800	54,529,968
1.00%, 2/15/2046	12,492,864	13,829,975
Treasury Notes:
0.88%, 6/15/2017	35,200,000	35,269,695
1.38%, 4/30/2020	99,300,000	100,598,843
1.75%, 3/31/2022	58,800,000	60,315,278
2.00%, 2/15/2025	36,200,000	37,485,101

TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,271,544)		334,099,361

SHORT-TERM INVESTMENT — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g) (Cost $288,945,346)	288,945,346	288,945,346

TOTAL INVESTMENTS — 100.9% (Cost $2,986,350,607)		3,014,723,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(26,457,090)

NET ASSETS — 100.0%		$2,988,266,786

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	When-issued security.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

CMO    Collateralized Mortgage Obligation

IO          Interest Only

REMIC Real Estate Mortgage Investment Conduit

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$63,916,573	$—	$63,916,573
Corporate Bonds & Notes
Australia	—	3,017,910	—	3,017,910
Belgium	—	3,217,230	—	3,217,230
Bermuda	—	488,250	—	488,250
Brazil	—	9,419,238	—	9,419,238
Canada	—	9,627,953	—	9,627,953
Cayman Islands	—	549,484	—	549,484
Chile	—	21,430,998	—	21,430,998
China	—	11,693,146	—	11,693,146
Colombia	—	24,807,475	—	24,807,475
Costa Rica	—	5,448,925	—	5,448,925
Dominican Republic	—	6,985,500	—	6,985,500
Guatemala	—	6,388,510	—	6,388,510
Hong Kong	—	3,630,869	—	3,630,869
India	—	16,894,980	—	16,894,980

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Israel	$—	$8,975,750	$—	$8,975,750
Jamaica	—	3,408,760	—	3,408,760
Malaysia	—	8,760,459	—	8,760,459
Mexico	—	28,964,724	—	28,964,724
Netherlands	—	6,290,172	—	6,290,172
New Zealand	—	1,378,388	—	1,378,388
Panama	—	12,792,055	—	12,792,055
Paraguay	—	2,744,500	—	2,744,500
Peru	—	5,786,016	—	5,786,016
Qatar	—	410,459	—	410,459
Singapore	—	13,925,009	—	13,925,009
Trinidad And Tobago	—	4,173,000	—	4,173,000
United States	—	192,782,478	—	192,782,478
Foreign Government Obligations
Costa Rica	—	9,099,313	—	9,099,313
Dominican Republic	—	1,476,912	—	1,476,912
Hungary	—	3,146,250	—	3,146,250
India	—	2,160,143	—	2,160,143
Panama	—	8,146,600	—	8,146,600
Peru	—	206,400	—	206,400
Poland	—	3,390,000	—	3,390,000
Qatar	—	5,743,058	—	5,743,058
Senior Floating Rate Loans
Aerospace & Defense	—	1,962,720	—	1,962,720
Airlines	—	762,660	—	762,660
Auto Components	—	319,726	—	319,726
Building Products	—	1,304,765	—	1,304,765
Capital Markets	—	1,083,341	—	1,083,341
Chemicals	—	5,997,691	—	5,997,691
Commercial Services & Supplies	—	5,122,913	—	5,122,913
Construction & Engineering	—	1,309,540	—	1,309,540
Containers & Packaging	—	4,726,259	—	4,726,259
Diversified Consumer Services	—	1,354,648	—	1,354,648
Diversified Financial Services	—	2,661,435	—	2,661,435
Diversified Telecommunication Services	—	2,702,127	—	2,702,127
Electric Utilities	—	1,247,900	—	1,247,900
Food & Staples Retailing	—	1,375,455	—	1,375,455
Food Products	—	8,427,896	—	8,427,896
Health Care Equipment & Supplies	—	1,276,768	—	1,276,768
Health Care Providers & Services	—	10,747,127	—	10,747,127
Hotels, Restaurants & Leisure	—	10,731,450	—	10,731,450
Household Durables	—	2,109,199	—	2,109,199
Household Products	—	2,627,943	—	2,627,943
Insurance	—	939,822	—	939,822
Internet & Catalog Retail	—	1,389,488	—	1,389,488
Internet Software & Services	—	1,275,354	—	1,275,354
IT Services	—	2,641,813	—	2,641,813
Life Sciences Tools & Services	—	1,384,796	—	1,384,796
Machinery	—	2,615,720	—	2,615,720
Media	—	10,654,456	—	10,654,456
Multiline Retail	—	437,639	—	437,639
Oil, Gas & Consumable Fuels	—	1,300,328	—	1,300,328
Personal Products	—	4,073,338	—	4,073,338
Pharmaceuticals	—	1,379,388	—	1,379,388
Real Estate Investment Trusts (REITs)	—	1,387,605	—	1,387,605
Real Estate Management & Development	—	1,275,819	—	1,275,819
Road & Rail	—	2,520,641	—	2,520,641

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$—	$4,965,202	$—	$4,965,202
Software	—	6,146,262	—	6,146,262
Specialty Retail	—	5,793,413	—	5,793,413
Technology Hardware, Storage & Peripherals	—	2,484,662	—	2,484,662
Trading Companies & Distributors	—	3,130,740	—	3,130,740
Wireless Telecommunication Services	—	1,348,802	—	1,348,802
Commercial Mortgage Backed Securities	—	440,721,737	—	440,721,737
Mortgage-Backed Securities	—	50,248,193	—	50,248,193
U.S. Government Agency Obligations	—	1,264,434,901	—	1,264,434,901
U.S. Treasury Obligations	—	334,099,361	—	334,099,361
Short-Term Investment	288,945,346	—	—	288,945,346

TOTAL INVESTMENTS	$288,945,346	$2,725,778,530	$—	$3,014,723,876

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	351,792,987	$351,792,987	403,703,953	466,551,594	288,945,346	$288,945,346	$298,708	$—

TOTAL		$351,792,987				$288,945,346	$298,708	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 3.0%
Northrop Grumman Corp.	845	$180,788

AUTO COMPONENTS — 0.7%
Lear Corp.	350	42,427

BANKS — 6.1%
JPMorgan Chase & Co.	3,841	255,772
Wells Fargo & Co.	2,555	113,136

		368,908

BIOTECHNOLOGY — 4.6%
Amgen, Inc.	615	102,588
Gilead Sciences, Inc.	2,199	173,985

		276,573

CHEMICALS — 2.8%
LyondellBasell Industries NV Class A	2,082	167,934

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,212	68,539

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Verizon Communications, Inc.	4,624	240,355

ELECTRIC UTILITIES — 2.9%
Exelon Corp.	5,310	176,770

FOOD & STAPLES RETAILING — 0.6%
Kroger Co.	1,120	33,242

FOOD PRODUCTS — 5.7%
Archer-Daniels-Midland Co.	4,283	180,614
Mondelez International, Inc. Class A	930	40,827
Tyson Foods, Inc. Class A	1,685	125,819

		347,260

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	616	71,117
Anthem, Inc.	376	47,117
UnitedHealth Group, Inc.	471	65,940

		184,174

HOTELS, RESTAURANTS & LEISURE — 3.3%
Carnival Corp.	1,149	56,094
Domino’s Pizza, Inc.	574	87,162
McDonald’s Corp.	491	56,642

		199,898

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	697	62,556

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	9,280	119,248

INSURANCE — 4.4%
MetLife, Inc.	1,382	61,402
Prudential Financial, Inc.	2,539	207,310

		268,712

INTERNET & CATALOG RETAIL — 8.4%
Amazon.com, Inc. (a)	402	336,598
Priceline Group, Inc. (a)	118	173,636

		510,234

IT SERVICES — 6.6%
Global Payments, Inc.	2,424	186,066
International Business Machines Corp.	1,353	214,924

		400,990

MEDIA — 2.3%
Charter Communications, Inc. Class A (a)	289	78,021
Comcast Corp. Class A	946	62,758

		140,779

MULTILINE RETAIL — 0.7%
Target Corp.	605	41,551

OIL, GAS & CONSUMABLE FUELS — 5.0%
Exxon Mobil Corp.	1,674	146,107
Valero Energy Corp.	3,011	159,583

		305,690

PHARMACEUTICALS — 8.9%
Eli Lilly & Co.	2,137	171,516
Johnson & Johnson	1,756	207,436
Merck & Co., Inc.	2,597	162,079

		541,031

SOFTWARE — 5.3%
Intuit, Inc.	1,111	122,221
Oracle Corp.	2,387	93,761
Take-Two Interactive Software, Inc. (a)	2,351	105,983

		321,965

SPECIALTY RETAIL — 3.3%
Gap, Inc.	5,904	131,305
O’Reilly Automotive, Inc. (a)	248	69,467

		200,772

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	1,371	154,991
Hewlett Packard Enterprise Co.	7,724	175,721
HP, Inc.	3,817	59,278

		389,990

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Michael Kors Holdings, Ltd. (a)	2,145	100,364

TOBACCO — 3.8%
Altria Group, Inc.	1,205	76,192
Philip Morris International, Inc.	1,567	152,344

		228,536

TRADING COMPANIES & DISTRIBUTORS — 1.2%
United Rentals, Inc. (a)	902	70,798

TOTAL COMMON STOCKS (Cost $5,761,878)		5,990,084

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $65,388)	65,388	65,388

TOTAL INVESTMENTS — 99.9% (Cost $5,827,266)		6,055,472
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,584

NET ASSETS — 100.0%		$6,059,056

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$180,788	$—	$—	$180,788
Auto Components	42,427	—	—	42,427
Banks	368,908	—	—	368,908
Biotechnology	276,573	—	—	276,573
Chemicals	167,934	—	—	167,934
Consumer Finance	68,539	—	—	68,539
Diversified Telecommunication Services	240,355	—	—	240,355
Electric Utilities	176,770	—	—	176,770
Food & Staples Retailing	33,242	—	—	33,242
Food Products	347,260	—	—	347,260
Health Care Providers & Services	184,174	—	—	184,174
Hotels, Restaurants & Leisure	199,898	—	—	199,898
Household Products	62,556	—	—	62,556
Independent Power Producers & Energy Traders	119,248	—	—	119,248
Insurance	268,712	—	—	268,712
Internet & Catalog Retail	510,234	—	—	510,234
IT Services	400,990	—	—	400,990
Media	140,779	—	—	140,779
Multiline Retail	41,551	—	—	41,551
Oil, Gas & Consumable Fuels	305,690	—	—	305,690
Pharmaceuticals	541,031	—	—	541,031
Software	321,965	—	—	321,965
Specialty Retail	200,772	—	—	200,772
Technology Hardware, Storage & Peripherals	389,990	—	—	389,990
Textiles, Apparel & Luxury Goods	100,364	—	—	100,364
Tobacco	228,536	—	—	228,536
Trading Companies & Distributors	70,798	—	—	70,798
Short-Term Investment	65,388	—	—	65,388

TOTAL INVESTMENTS	$6,055,472	$—	$—	$6,055,472

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	70,177	$70,177	33,637	38,426	65,388	$65,388	$61	$—

TOTAL		$70,177				$65,388	$61	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 2.9%
Huntington Ingalls Industries, Inc.	586	$89,904
Northrop Grumman Corp.	1,293	276,637

		366,541

AUTO COMPONENTS — 3.2%
Lear Corp.	3,264	395,662

BANKS — 0.9%
JPMorgan Chase & Co.	1,712	114,002

BEVERAGES — 2.0%
Coca-Cola Co.	5,863	248,122

BIOTECHNOLOGY — 5.8%
Amgen, Inc.	1,691	282,076
Gilead Sciences, Inc.	5,514	436,267

		718,343

CHEMICALS — 2.9%
LyondellBasell Industries NV Class A	4,461	359,824

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Verizon Communications, Inc.	6,039	313,907

FOOD & STAPLES RETAILING — 3.6%
CVS Health Corp.	1,755	156,177
Kroger Co.	9,704	288,015

		444,192

FOOD PRODUCTS — 3.6%
Tyson Foods, Inc. Class A	6,077	453,770

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Anthem, Inc.	2,450	307,009
Express Scripts Holding Co. (a)	461	32,514
HCA Holdings, Inc. (a)	1,159	87,655
McKesson Corp.	1,810	301,818
UnitedHealth Group, Inc.	517	72,380

		801,376

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp.	3,139	153,246
Domino’s Pizza, Inc.	213	32,344
McDonald’s Corp.	621	71,639

		257,229

INSURANCE — 2.1%
Prudential Financial, Inc.	3,230	263,730

INTERNET & CATALOG RETAIL — 11.0%
Amazon.com, Inc. (a)	1,012	847,358
Priceline Group, Inc. (a)	359	528,265

		1,375,623

INTERNET SOFTWARE & SERVICES — 4.5%
Alphabet, Inc. Class A (a)	109	87,643
Facebook, Inc. Class A (a)	1,275	163,544
VeriSign, Inc. (a)	3,958	309,674

		560,861

IT SERVICES — 7.3%
Fiserv, Inc. (a)	1,490	148,210
Global Payments, Inc.	5,189	398,308
International Business Machines Corp.	2,305	366,149

		912,667

MEDIA — 5.4%
Charter Communications, Inc. Class A (a)	654	176,560
Comcast Corp. Class A	7,552	501,000

		677,560

OIL, GAS & CONSUMABLE FUELS — 0.4%
Devon Energy Corp.	1,125	49,624

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	2,789	150,383
Eli Lilly & Co.	1,794	143,986
Johnson & Johnson	1,886	222,793
Merck & Co., Inc.	1,873	116,894

		634,056

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
Simon Property Group, Inc. REIT	627	129,795

ROAD & RAIL — 0.7%
Union Pacific Corp.	886	86,412

SOFTWARE — 10.0%
Electronic Arts, Inc. (a)	6,043	516,072
Oracle Corp.	7,209	283,170
Take-Two Interactive Software, Inc. (a)	9,936	447,915

		1,247,157

SPECIALTY RETAIL — 3.6%
AutoZone, Inc. (a)	189	145,216
Gap, Inc.	10,625	236,300
O’Reilly Automotive, Inc. (a)	140	39,216
Urban Outfitters, Inc. (a)	952	32,863

		453,595

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	2,810	317,671

TEXTILES, APPAREL & LUXURY GOODS — 3.3%
Michael Kors Holdings, Ltd. (a)	8,750	409,412

TOBACCO — 4.1%
Altria Group, Inc.	4,948	312,862
Philip Morris International, Inc.	2,063	200,565

		513,427

TRADING COMPANIES & DISTRIBUTORS — 1.7%
United Rentals, Inc. (a)	2,654	208,312

TOTAL COMMON STOCKS (Cost $11,534,735)		12,312,870

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $148,830)	148,830	148,830

TOTAL INVESTMENTS — 100.0% (Cost $11,683,565)		12,461,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		5,561

NET ASSETS — 100.0%		$12,467,261

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$366,541	$—	$—	$366,541
Auto Components	395,662	—	—	395,662
Banks	114,002	—	—	114,002
Beverages	248,122	—	—	248,122
Biotechnology	718,343	—	—	718,343
Chemicals	359,824	—	—	359,824
Diversified Telecommunication Services	313,907	—	—	313,907
Food & Staples Retailing	444,192	—	—	444,192
Food Products	453,770	—	—	453,770
Health Care Providers & Services	801,376	—	—	801,376
Hotels, Restaurants & Leisure	257,229	—	—	257,229
Insurance	263,730	—	—	263,730
Internet & Catalog Retail	1,375,623	—	—	1,375,623
Internet Software & Services	560,861	—	—	560,861
IT Services	912,667	—	—	912,667
Media	677,560	—	—	677,560
Oil, Gas & Consumable Fuels	49,624	—	—	49,624
Pharmaceuticals	634,056	—	—	634,056
Real Estate Investment Trusts (REITs)	129,795	—	—	129,795
Road & Rail	86,412	—	—	86,412
Software	1,247,157	—	—	1,247,157
Specialty Retail	453,595	—	—	453,595
Technology Hardware, Storage & Peripherals	317,671	—	—	317,671
Textiles, Apparel & Luxury Goods	409,412	—	—	409,412
Tobacco	513,427	—	—	513,427
Trading Companies & Distributors	208,312	—	—	208,312
Short-Term Investment	148,830	—	—	148,830

TOTAL INVESTMENTS	$12,461,700	$—	$—	$12,461,700

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	175,794	$175,794	46,117	73,081	148,830	$148,830	$161	$—

TOTAL		$175,794				$148,830	$161	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 3.1%
Northrop Grumman Corp.	391	$83,654

AIRLINES — 1.2%
Copa Holdings SA Class A	360	31,655

AUTOMOBILES — 1.9%
General Motors Co.	1,640	52,103

BANKS — 12.6%
Bank of America Corp.	3,220	50,393
Citigroup, Inc.	1,631	77,032
JPMorgan Chase & Co.	2,129	141,770
Wells Fargo & Co.	1,699	75,232

		344,427

BIOTECHNOLOGY — 1.3%
Gilead Sciences, Inc.	452	35,762

CHEMICALS — 2.7%
LyondellBasell Industries NV Class A	896	72,271

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	1,678	53,226

CONSUMER FINANCE — 1.7%
Discover Financial Services	831	46,993

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications, Inc.	1,706	88,678

ELECTRIC UTILITIES — 7.2%
Exelon Corp.	2,654	88,352
PG&E Corp.	854	52,239
PPL Corp.	1,577	54,517

		195,108

ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger, Ltd.	290	22,806

FOOD PRODUCTS — 6.0%
Archer-Daniels-Midland Co.	930	39,218
Bunge, Ltd.	670	39,684
Tyson Foods, Inc. Class A	1,121	83,705

		162,607

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	407	17,212
Danaher Corp.	424	33,237

		50,449

HEALTH CARE PROVIDERS & SERVICES — 3.2%
HCA Holdings, Inc. (a)	890	67,311
UnitedHealth Group, Inc.	151	21,140

		88,451

HOTELS, RESTAURANTS & LEISURE — 2.3%
Carnival Corp.	1,283	62,636

INSURANCE — 7.6%
MetLife, Inc.	1,108	49,228
Prudential Financial, Inc.	1,027	83,855
Travelers Cos., Inc.	192	21,994
Unum Group	620	21,892
Validus Holdings, Ltd.	629	31,337

		208,306

INTERNET & CATALOG RETAIL — 1.6%
Priceline Group, Inc. (a)	30	44,145

IT SERVICES — 1.5%
Global Payments, Inc.	550	42,218

OIL, GAS & CONSUMABLE FUELS — 10.1%
Chevron Corp.	160	16,467
Exxon Mobil Corp.	433	37,792
Occidental Petroleum Corp.	544	39,669
Rice Energy, Inc. (a)	3,100	80,941
Valero Energy Corp.	1,363	72,239
WPX Energy, Inc. (a)	2,096	27,646

		274,754

PHARMACEUTICALS — 6.1%
Johnson & Johnson	629	74,304
Merck & Co., Inc.	1,469	91,680

		165,984

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
AvalonBay Communities, Inc. REIT	181	32,189
Digital Realty Trust, Inc. REIT	330	32,050
Mid-America Apartment Communities, Inc.	320	30,077
STORE Capital Corp.	1,620	47,741

		142,057

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Intel Corp.	1,876	70,819

SOFTWARE — 2.9%
Activision Blizzard, Inc.	1,209	53,559
Oracle Corp.	650	25,532

		79,091

SPECIALTY RETAIL — 1.2%
Gap, Inc.	1,420	31,581

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
HP, Inc.	1,809	28,094
NetApp, Inc.	1,151	41,229

		69,323

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Michael Kors Holdings, Ltd. (a)	1,680	78,607

TOBACCO — 2.5%
Altria Group, Inc.	630	39,835
Philip Morris International, Inc.	280	27,221

		67,056

TRADING COMPANIES & DISTRIBUTORS — 0.8%
WESCO International, Inc. (a)	370	22,751

TOTAL COMMON STOCKS (Cost $2,530,577)		2,687,518

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $34,502)	34,502	34,502

TOTAL INVESTMENTS — 99.9% (Cost $2,565,079)		2,722,020
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,253

NET ASSETS — 100.0%		$2,725,273

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT  Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$83,654	$—	$—	$83,654
Airlines	31,655	—	—	31,655
Automobiles	52,103	—	—	52,103
Banks	344,427	—	—	344,427
Biotechnology	35,762	—	—	35,762
Chemicals	72,271	—	—	72,271
Communications Equipment	53,226	—	—	53,226
Consumer Finance	46,993	—	—	46,993
Diversified Telecommunication Services	88,678	—	—	88,678
Electric Utilities	195,108	—	—	195,108
Energy Equipment & Services	22,806	—	—	22,806
Food Products	162,607	—	—	162,607
Health Care Equipment & Supplies	50,449	—	—	50,449
Health Care Providers & Services	88,451	—	—	88,451
Hotels, Restaurants & Leisure	62,636	—	—	62,636
Insurance	208,306	—	—	208,306
Internet & Catalog Retail	44,145	—	—	44,145
IT Services	42,218	—	—	42,218
Oil, Gas & Consumable Fuels	274,754	—	—	274,754
Pharmaceuticals	165,984	—	—	165,984
Real Estate Investment Trusts (REITs)	142,057	—	—	142,057
Semiconductors & Semiconductor Equipment	70,819	—	—	70,819
Software	79,091	—	—	79,091
Specialty Retail	31,581	—	—	31,581
Technology Hardware, Storage & Peripherals	69,323	—	—	69,323
Textiles, Apparel & Luxury Goods	78,607	—	—	78,607
Tobacco	67,056	—	—	67,056
Trading Companies & Distributors	22,751	—	—	22,751
Short-Term Investment	34,502	—	—	34,502

TOTAL INVESTMENTS	$2,722,020	$—	$—	$2,722,020

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,318	$31,318	24,224	21,040	34,502	$34,502	$29	$—

TOTAL		$31,318				$34,502	$29	$—

See accompanying Notes to Schedules of Investments.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that each fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of portfolios’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the period ended September 30, 2016.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$94,479,931	$1,733,605	$10,974,032	$(9,240,427)
SSGA Income Allocation Portfolio	101,108,313	5,556,887	1,746,489	3,810,398
SSGA Global Allocation Portfolio	187,996,644	6,388,415	812,905	5,575,510
Blackstone / GSO Senior Loan Portfolio	918,175,487	9,838,653	1,303,400	8,535,253
SSGA Ultra Short Term Bond Portfolio	14,276,876	20,387	5,948	14,439
State Street DoubleLine Total Return Tactical Portfolio	2,986,350,607	43,141,294	14,768,025	28,373,269
SSGA MFS Systematic Core Equity Portfolio	5,827,266	461,566	233,360	228,206
SSGA MFS Systematic Growth Equity Portfolio	11,683,565	1,294,347	516,212	778,135
SSGA MFS Systematic Value Equity Portfolio	2,565,079	1,294,347	516,212	778,135

Other information regarding the portfolios is available in the portfolios’ most recent Report to Shareholders. This information is also available on the portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 22, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 22, 2016